Document And Entity Information (USD $)	12 Months Ended
Oct. 31, 2011
Entity Registrant Name	NORDION INC.
Entity Central Index Key	0001057698
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 455,000,000
Entity Common Stock, Shares Outstanding	62,378,521
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	40-F
Amendment Flag	true
Amendment Description	Nordion Inc. (the "Registrant") is filing this Form 40-F/A to the Registrant's Annual Report on Form 40-F, dated December 13, 2011 (the "Form 40-F"), for the sole purpose of submitting Exhibit 101 to the Form 40-F as required by General Instruction B.(15)(a)(i) of Form 40-F and Rule 405 of Regulation S-T. Exhibit 101 was omitted from the Registrant's timely filed Form 40-F in accordance with the 30-day grace period provided in Preliminary Note 3(a)(2)(ii) to Rule 405 of Regulation S-T.
Document Period End Date	Oct 31, 2011

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Current assets
Cash and cash equivalents	$ 74,067	$ 122,802
Accounts receivable (Note 4)	38,999	40,471
Notes receivable (Notes 9(b) and 9(c))	16,061	16,976
Inventories (Note 5)	30,595	26,583
Income taxes recoverable (Note 20)	22,857	20,948
Current portion of deferred tax assets (Note 20)	7,661	6,105
Other current assets (Note 7)	13,842	12,336
Assets of discontinued operations (Note 3)	936	11,721
Total current assets	205,018	257,942
Property, plant and equipment, net (Note 6)	97,690	110,274
Deferred tax assets (Note 20)	73,237	80,725
Long-term investments (Note 8)	1,473	4,051
Other long-term assets (Note 9)	81,245	111,029
Total assets	458,663	564,021
Current liabilities
Accounts payable	13,661	13,969
Accrued liabilities (Note 11)	52,914	78,057
Income taxes payable (Note 20)	13,607	10,065
Current portion of long-term debt (Note 12)	4,156	4,050
Current portion of deferred revenue (Note 13)	1,820	7,542
Liabilities of discontinued operations (Note 3)	4,079	24,052
Total current liabilities	90,237	137,735
Long-term debt (Note 12)	40,174	40,100
Deferred revenue (Note 13)	3,855	9,431
Other long-term liabilities (Note 14)	39,619	39,166
Total liabilities	173,885	226,432
Shareholders' equity
Common shares at par - Authorized shares: unlimited; Issued and outstanding shares: 62,378,521 and 67,238,253, respectively; (Note 16)	254,076	273,859
Additional paid-in capital	83,159	81,909
Accumulated deficit	(216,789)	(192,539)
Accumulated other comprehensive income	164,332	174,360
Total shareholders' equity	284,778	337,589
Total liabilities and shareholders' equity	$ 458,663	$ 564,021

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $)	Oct. 31, 2011		Oct. 31, 2010
Shareholders' equity
Common shares at par value (in dollars per share)	$ 0	[1]	$ 0	[1]
Common stock, authorized (in shares)	0	[2]	0	[2]
Common stock, issued (in shares)	62,378,521		67,238,253
Common stock, outstanding (in shares)	62,378,521		67,238,253

[1]	Unlimited
[2]	at par

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 274,027	$ 221,968	$ 211,697
Costs and expenses
Direct cost of revenues	126,076	104,677	96,035
Selling, general and administration	65,107	100,286	75,240
Depreciation and amortization	22,375	28,514	22,680
Restructuring charges, net (Note 18)	1,592	62,531	9,306
Change in fair value of embedded derivatives (Note 17)	(2,649)	(13,050)	(7,922)
Other expenses, net (Note 19)	8,549	25,057	9,157
Total costs and expenses	221,050	308,015	204,496
Operating income (loss) from continuing operations	52,977	(86,047)	7,201
Interest expense	(2,499)	(5,522)	(2,754)
Interest income	10,274	8,590	7,445
Equity loss (Note 8)	(128)	(650)	(49)
Income (loss) from continuing operations before income taxes	60,624	(83,629)	11,843
Income tax expense (recovery) (Note 20)
- current	13,456	(8,306)	14,387
- deferred	3,666	8,493	1,645
Total income tax expense (recovery)	17,122	187	16,032
Income (loss) from continuing operations	43,502	(83,816)	(4,189)
Loss from discontinued operations, net of income taxes (Note 3)	(26,655)	(148,194)	(131,052)
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Basic income (loss) per share (Note 15)
- from continuing operations	$ 0.67	$ (0.94)	$ (0.03)
- from discontinued operations	$ (0.41)	$ (1.66)	$ (1.09)
Basic income (loss) per share	$ 0.26	$ (2.6)	$ (1.12)
Diluted income (loss) per share (Note 15)
- from continuing operations	$ 0.67	$ (0.94)	$ (0.03)
- from discontinued operations	$ (0.41)	$ (1.66)	$ (1.09)
Diluted income (loss) per share	$ 0.26	$ (2.6)	$ (1.12)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated (Deficit) Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Oct. 31, 2008	$ 488,908	$ 74,894	$ 300,777	$ 224,534	$ 1,089,113
Balance (in shares) at Oct. 31, 2008	120,137,000
Net income (loss)	0	0	(135,241)	0	(135,241)
Other comprehensive income	0	0	0	34,890	34,890
Repurchase and cancellation of Common shares	0
Repurchase and cancellation of Common shares (in shares)	0
Stock-based compensation	0	3,975	0	0	3,975
Other	(100)	(419)	1,693	0	1,174
Balance at Oct. 31, 2009	488,808	78,450	167,229	259,424	993,911
Balance (in shares) at Oct. 31, 2009	120,137,000
Net income (loss)	0	0	(232,010)	0	(232,010)
Other comprehensive income	0	0	0	21,788	21,788
Repurchase and cancellation of Common shares	(215,304)	0	(127,844)	(106,852)	(450,000)
Repurchase and cancellation of Common shares (in shares)	(52,941,000)
Stock options exercised	327	0	0	0	327
Stock options exercised (in shares)	42,000
Stock-based compensation	0	3,538	0	0	3,538
Other	28	(79)	86	0	35
Balance at Oct. 31, 2010	273,859	81,909	(192,539)	174,360	337,589
Balance (in shares) at Oct. 31, 2010	67,238,000				67,238,253
Net income (loss)	0	0	16,847	0	16,847
Other comprehensive income	0	0	0	731	731
Repurchase and cancellation of Common shares	(19,775)	0	(21,864)	(10,759)	(52,398)
Repurchase and cancellation of Common shares (in shares)	(4,860,000)
Dividends declared	0	0	(19,244)	0	(19,244)
Stock-based compensation	0	1,250	0	0	1,250
Other	(8)	0	11	0	3
Balance at Oct. 31, 2011	$ 254,076	$ 83,159	$ (216,789)	$ 164,332	$ 284,778
Balance (in shares) at Oct. 31, 2011	62,378,000				62,378,521

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Foreign currency translation	10,959	203,227	39,400
Reclassification of realized foreign currency translation gain on divestitures	(4,629)	(42,122)	(12,065)
Unrealized gain on net investment hedge, net of tax of $nil (2010 - $nil; 2009 - $(3,688))	0	2,400	19,957
Realized gain on net investment hedge due to divestitures, net of tax of $nil (2010 - $16,271; 2009 - $nil)	0	(130,367)	0
Unrealized gain on available-for-sale assets, net of tax of $(82) (2010 - $(123); 2009 - $nil)	1	485	0
Reclassification of realized gain on available-for-sale assets, net of tax of $180 (2010 - $nil; 2009 - $nil)	(1,512)	0	0
Reclassification of realized loss on derivatives designated as cash flow hedges, net of tax of $nil (2010 - $nil; 2009 - $(2,318))	0	0	4,727
Unrealized gain on derivatives designated as cash flow hedges, net of tax of $(14) (2010 - $nil; 2009 - $(586))	41	0	1,432
Pension liability adjustments, net of tax of $1,544 (2010 - $2,532; 2009 - $5,580)	(4,129)	(11,869)	(13,300)
Other	0	34	(5,261)
Other comprehensive income	731	21,788	34,890
Comprehensive income (loss)	$ 17,578	$ (210,222)	$ (100,351)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Unrealized gain on net investment hedge, tax	$ 0	$ 0	$ (3,688)
Realized gain on net investment hedge due to divestitures, tax	0	16,271	0
Unrealized gain on available-for-sale assets, tax	(82)	(123)	0
Reclassification of realized gain on available-for-sale assets, tax	180	0	0
Reclassification of realized loss on derivatives designated as cash flow hedges, tax	0	0	(2,318)
Unrealized gain on derivatives designated as cash flow hedges, tax	(14)	0	(586)
Pension liability adjustments, tax	$ 1,544	$ 2,532	$ 5,580

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Operating activities
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Loss from discontinued operations, net of income taxes	(26,655)	(148,194)	(131,052)
Income (loss) from continuing operations	43,502	(83,816)	(4,189)
Adjustments to reconcile net loss to cash provided by (used in) operating activities relating to continuing operations (Note 21) :
Items not affecting current cash flows	27,063	72,644	27,480
Changes in operating assets and liabilities	(33,456)	(48,754)	75,026
Cash provided by (used in) operating activities of continuing operations	37,109	(59,926)	98,317
Cash (used in) provided by operating activities of discontinued operations	(18,592)	(73,499)	78,578
Cash provided by (used in) operating activities	18,517	(133,425)	176,895
Investing activities
Purchase of property, plant and equipment	(6,732)	(7,251)	(8,853)
Proceeds on sale of long-term investments	1,668	10,552	0
Decrease (increase) in restricted cash	26,592	(16,147)	(4,336)
Cash provided by (used in) investing activities of continuing operations	21,528	(12,846)	(13,189)
Cash (used in) provided by investing activities of discontinued operations	(18,412)	633,167	10,131
Cash provided by (used in) investing activities	3,116	620,321	(3,058)
Financing activities
Repayment of long-term debt	0	(221,456)	(6,237)
Issuance of shares	0	327	0
Payment of cash dividends	(19,244)	0	0
Repurchase and cancellation of Common shares	(52,398)	(450,000)	0
Cash used in financing activities of continuing operations	(71,642)	(671,129)	(6,237)
Cash used in financing activities of discontinued operations	(1,193)	(298)	(5,499)
Cash used in financing activities	(72,835)	(671,427)	(11,736)
Effect of foreign exchange rate changes on cash and cash equivalents	2,467	9,130	19,050
Net (decrease) increase in cash and cash equivalents during the year	(48,735)	(175,401)	181,151
Cash and cash equivalents, beginning of year	122,802	298,203	117,052
Cash and cash equivalents, end of year	74,067	122,802	298,203
Cash interest paid	2,479	32,476	15,045
Cash taxes (refunded) paid	$ (2,775)	$ 526	$ (7,000)

Nature of Operations	12 Months Ended
Oct. 31, 2011
Nature of Operations [Abstract]
Nature of Operations
1.	Nature of Operations

Nordion Inc. (Nordion or the Company) is a global health science company that provides market-leading products and services used for the prevention, diagnosis and treatment of disease. The Company's operations are organized into three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes as well as certain corporate functions and activities reported as Corporate and Other.

Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of presentation

The consolidated financial statements have been prepared in United States (U.S.) dollars, the Company's reporting currency, and in accordance with U.S. generally accepted accounting principles (GAAP) applied on a consistent basis.

Principles of consolidation
The consolidated financial statements of the Company reflect the assets and liabilities and results of operations of all subsidiaries and entities of which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. The results of operations disposed of are included in the consolidated financial statements up to the date of disposal.

The equity method of accounting is used for investments in entities for which the Company does not have the ability to exercise control, but has significant influence.

Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's estimates are based on the facts and circumstances available at the time estimates are made, historical experience, risk of loss, general economic conditions and trends, and the Company's assessments of the probable future outcomes of these matters. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of changes, if any, are reflected in the consolidated statements of operations in the period in which they are determined.

Cash and cash equivalents
Cash and cash equivalents include cash on hand, balances with banks, demand deposits, and investments with maturities of three months or less at the time the investment is made. The fair value of cash and cash equivalents approximates the carrying amounts shown in the consolidated statements of financial position.

Restricted cash
Restricted cash, which is included in other long-term assets, includes cash held for specific purposes which is not readily available to be used in the Company's operations related to insurance liabilities.  Historically, restricted cash has also included escrow amounts related to divestitures and collateral for letters of credit issued by the Company.

Allowance for doubtful accounts
The Company maintains an allowance for doubtful accounts based on a variety of factors, including the length of time the receivables are past due, macroeconomic conditions, significant one-time events, historical experience and the financial condition of customers. The Company records a specific reserve for individual accounts when it becomes aware of a customer's inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer's operating results or financial position. If circumstances related to a customer change, the Company would further adjust estimates of the recoverability of receivables.

Inventories
Inventories of raw materials and supplies are recorded at the lower of cost or market value, determined on a first-in, first-out (FIFO) basis.  Finished goods and work-in-process include the cost of material, labor and manufacturing overhead and are recorded on a FIFO basis at the lower of cost or market. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Property, plant and equipment
Property, plant and equipment, including assets under capital leases, are carried in the accounts at cost less accumulated depreciation.  Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal.

The costs associated with modifications to facilities owned by others to permit isotope production are deferred and recorded as facility modifications and amortized over the expected contractual production.

Costs, including financing charges and certain design, construction and installation costs, related to assets that are under construction and are in the process of being readied for their intended use are recorded as construction in-progress and are not subject to depreciation.

Depreciation, which is recorded from the date on which each asset is placed into service, is generally provided for on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

Buildings	25 ― 40 years
Equipment	3 ― 20 years
Furniture and fixtures	3 ― 10 years
Computer systems	3 ― 7 years
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured

Asset retirement obligations
The Company records asset retirement obligation costs associated with the retirement of tangible long-lived assets. The Company reviews legal obligations associated with the retirement of these long-lived assets. If it is determined that a legal obligation exists and it is probable that this liability will ultimately be realized, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the expected life of the asset. The present value of the asset retirement obligation is accreted with the passage of time to its expected settlement fair value.

Goodwill
Goodwill is not amortized but is tested for impairment, at least annually. The Company tests goodwill during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist. The Company first assesses qualitative factors to determine whether it is necessary to perform the two step quantitative goodwill impairment test. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company utilizes the two-step quantitative approach.  The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit's goodwill with its carrying value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.

Impairment of long-lived assets
The Company evaluates the carrying value of long-lived assets, including property, plant and equipment, for potential impairment when events and circumstances warrant a review. Factors that the Company considers important that could trigger an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for the Company's overall business, significant negative industry or economic trends, a significant adverse legal or regulatory development, a significant decline in the Company's stock price for a sustained period, and the Company's market capitalization relative to its net book value. In assessing long-lived assets for impairment, assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The carrying value of a long-lived asset is considered impaired when the anticipated net recoverable amount of the asset is less than its carrying value.  In that event, a loss is recognized in an amount equal to the difference between the carrying value and fair value less costs of disposal by a charge to income.  The anticipated net recoverable amount for a long-lived asset is an amount equal to the anticipated undiscounted cash flows net of directly attributable general and administration costs, carrying costs, and income taxes, plus the expected residual value, if any.

When required, the fair values of long-lived assets are estimated using accepted valuation methodologies, such as discounted future net cash flows, earnings multiples, or prices for similar assets, whichever is most appropriate under the circumstances.

Long-term investments
The Company accounts for long-term investments where it has the ability to exercise significant influence using the equity method of accounting. In situations where the Company does not exercise significant influence over a long-term investee that is not publicly listed, the investments are recorded at cost. Investments in public companies are carried at fair value. The Company periodically reviews these investments for impairment. In the event the carrying value of an investment exceeds its fair value and the decline in fair value is determined to be other than temporary, the Company writes down the value of the investment to its fair value.

Leases
Leases entered into by the Company in which substantially all of the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases, and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. Property, plant, and equipment under capital leases are depreciated, to the extent that these assets are in continuing operations, based on the useful life of the asset.  All other leases in continuing operations are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.

Revenue recognition
Revenues are recorded when title to goods passes or services are provided to customers, the price is fixed or determinable, and collection is reasonably assured. For the majority of product revenues, title passes to the buyer at the time of shipment and revenue is recorded at that time.

The Company recognizes revenue and related costs for arrangements with multiple deliverables as each element is delivered or completed based upon fair value as determined by vendor-specific objective evidence of selling price or third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of a selling price is available for any undelivered element, revenue for all elements is calculated based on an estimated selling price method. When a portion of the customer's payment is not due until acceptance, the Company defers that portion of the revenue until acceptance has been obtained. Revenue for training is deferred until the service is completed.  Revenue for extended service contracts is recognized ratably over the contract period. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

Warranty costs
A provision for warranties is recognized when the underlying products or services are recorded as revenues. The provision is based on estimated future costs using historical labor and material costs to estimate costs that will be incurred in the warranty period.

Stock-based compensation
The fair value of stock options is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. The expense is included in selling, general, and administration expenses in the consolidated statements of operations and as additional paid-in capital grouped within shareholders' equity on the consolidated statements of financial position. The consideration received on the exercise of stock options is credited to share capital at the time of exercise along with the associated amount of additional paid-in capital.

Certain incentive compensation plans of the Company base the determination of compensation to be paid in the future on the price of the Company's publicly traded shares at the time of payment or time of the grant date. Expenses related to these plans are recorded as a liability and charged to income over the period in which the amounts are earned, based on an estimate of the current fair value of amounts that will be paid in the future.

Pension, post-retirement and other post-employment benefit plans
The Company offers a number of benefit plans that provide pension and other post-retirement benefits. The current service cost of benefit plans is charged to income. Cost is computed on an actuarial basis using the projected benefits method and based on management's best estimates of investment yields, salary escalation, and other factors.

The Company recognizes the funded status of its defined benefit plans on its consolidated statements of financial position; recognizes gains, losses, and prior service costs or credits that arise during the period that are not recognized as components of net periodic benefit (income) cost as a component of accumulated other comprehensive income, net of tax; measures its defined benefit plan assets and obligations as of the date of the Company's fiscal year-end consolidated statements of financial position; and discloses additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit (income) cost for the next fiscal year that arise from delayed recognition of the gains or losses, prior service costs or credits, and transition assets or obligations.

The expected costs of post-employment benefits, other than pensions, for active employees are accrued in the years in which employees provide service to the Company. Adjustments resulting from plan amendments, experience gains and losses, or changes in assumptions are amortized over the remaining average service term of active employees. Other post-employment benefits are recognized when the event triggering the obligation occurs.

Research and development
The Company conducts various research and development programs and incurs costs related to these activities, including employee compensation, materials, professional services, facilities costs, and equipment depreciation. Research and development programs costs, including those internally processed, are expensed in the periods in which they are incurred.

Clinical trial expenses
Other current assets and Other long-term assets include any clinical trial prepayments made to the clinical research organization (CRO).  Research and development expenses include clinical trial expenses associated with the CRO. The invoicing from the CRO for services rendered can lag several months. We accrue the cost of services rendered in connection with CRO activities based on our estimate of site management, monitoring costs, and project management costs and record them in accrued liabilities.  We maintain regular communication with the CRO to gauge the reasonableness of our estimates. Differences between actual clinical trial expenses and estimated clinical trial expenses recorded have not been material and are adjusted for in the period in which they become known.

Income taxes
Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the asset will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. To the extent, a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations are included in income tax expense.

The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions that the Company has operated in globally. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from current estimates of the income tax liabilities. If the Company's estimate of income tax liabilities proves to be less than the ultimate assessment, an additional charge to income tax expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the income tax liabilities may result in income tax benefits being recognized in the period when it is determined that the estimated income tax liability is no longer required. All of these potential income tax liabilities are included in income taxes payable or netted against income taxes recoverable on the consolidated statements of financial position.

Investment tax credits related to the acquisition of assets are deferred and amortized to income on the same basis as the related assets, while those related to current expenses are included in the determination of income for the year.

Earnings per share
Basic earnings per share is calculated by dividing net income by the weighted average number of Common shares outstanding during the year.

Diluted earnings per share is calculated using the treasury stock method, by dividing net income available to common shareholders by the sum of the weighted average number of Common shares outstanding and all additional Common shares that would have been outstanding shares arising from the exercise of potentially dilutive stock options during the year.

Foreign currency translation
Although the Company reports its financial results in U.S. dollars, the functional currency of the Company's Canadian operations is Canadian dollars. The functional currencies of the Company's foreign subsidiaries are their local currencies. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies of operations at prevailing year-end exchange rates. Non-monetary assets and liabilities are translated into functional currencies at historical rates. Assets and liabilities of foreign operations with a functional currency other than U.S. dollars are translated into U.S. dollars at prevailing year-end exchange rates, while revenue and expenses of these foreign operations are translated into U.S. dollars at average monthly exchange rates. The Company's net investments in foreign subsidiaries are translated into U.S. dollars at historical exchange rates.

Exchange gains and losses on foreign currency transactions are recorded in other expenses, net. Upon the sale or upon complete or substantially complete liquidation of an investment in a foreign (non-Canadian functional currency) entity, the amount attributable to that entity and accumulated in the translation adjustment component of the equity is removed from the separate component of equity and reported as part of the gain or loss on sale or liquidation of the investment in the period during which the sale or liquidation occurs.
Exchange gains or losses arising on translation of the Company's net equity investments in these foreign subsidiaries and those arising on translation of foreign currency long-term liabilities designated as hedges of these investments are recorded in other comprehensive income (OCI). Upon reduction of the Company's investment in the foreign (non-Canadian) subsidiary, due to a sale or complete or substantially complete liquidation, the amount from the reporting currency translation as well as the offsetting amount from the translation of foreign currency long-term liabilities included in accumulated other comprehensive income (AOCI) is recognized in income.

Derivative financial instruments
In the normal course of business, the Company uses derivative financial instruments to manage foreign currency exchange rate risks. Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored based on changes in foreign currency exchange rates and their impact on the market value of derivatives. Credit risk on derivatives arises from the potential for counterparties to default on their contractual obligations to the Company. The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality. The Company does not enter into derivative transactions for trading or speculative purposes. The Company records derivatives at fair value either as other current assets or accrued liabilities on the consolidated statements of financial position. The Company determines the fair value of the derivative financial instruments using relevant market inputs when no quoted market prices exist for the instruments. The fair value of the derivative financial instruments is determined by comparing the rates when the derivatives are acquired to the market rates at period-end. The key inputs include interest rate yield curves, foreign exchange spot and forward rates. The Company classifies cash flows from its derivative programs as cash flows from operating activities in the consolidated statements of cash flows.

The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow or net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation includes a description of the hedging instrument, the hedged item, the risk being hedged, the Company's risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both inception of the hedge and on an ongoing basis. The Company assesses the ongoing effectiveness of its hedges on a quarterly basis.

Cash flow hedges
The Company's hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with forward exchange contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The Company hedges anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future.  The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.

Other derivatives
Derivatives not designated as hedges are recorded at fair value on the consolidated statements of financial position, with any changes in the mark to market being recorded in the consolidated statements of operations. Interest rate swap contracts may be used as part of the Company's program to manage the fixed and floating interest rate mix of the Company's total debt portfolio and the overall cost of borrowing. The Company uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances. The Company has also identified embedded derivatives in certain supply contracts.

Comprehensive income
The Company defines comprehensive income as net income plus the sum of the changes in unrealized gains (losses) on derivatives designated as cash flow hedges, unrealized gains (losses) on translation of debt designated as a hedge of the net investment in self-sustaining foreign subsidiaries, unrealized gains (losses) on pension liability adjustments, foreign currency translation gains (losses) on self-sustaining foreign subsidiaries and an unrealized gain (loss) on translation resulting from the application of U.S. dollar reporting and is presented in the consolidated statements of shareholders' equity and comprehensive income (loss), net of income taxes.

Recent accounting pronouncements
On April 16, 2010, the FASB issued ASU No. 2010-13, “Stock Compensation (Topic 718), Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades” (ASU 2010-13), which clarifies that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades must not be considered to contain a market, performance or service condition. An entity should not classify such an award as a liability if it otherwise qualifies for classification in equity. ASU 2010-13 is effective for fiscal years beginning on or after December 15, 2010 and for interim periods within those fiscal years and is to be applied prospectively. The Company adopted ASU 2010-13 on November 1, 2011 and it is not expected to have a significant impact on the Company's consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (Topic 820), Improving Disclosures about Fair Value Measurements” (ASU 2010-06), which provides amendments that clarify existing disclosures and requires new disclosures related to fair value measurements. In particular, ASU 2010-06 requires more disaggregated information on each class of assets and liabilities and further disclosures on transfers between levels 1 and 2 and activity in level 3 fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about activity in level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Company adopted ASU 2010-06 for level 3 fair value measurements on November 1, 2011.  In May 2011, the FASB also issued ASU 2011-04, “Fair Value Measurement and Disclosures (Topic 820), Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS,” which amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 is effective for annual periods beginning after December 15, 2011, and the Company plans to adopt ASU 2011-04 on November 1, 2012.  ASU 2010-06 and ASU 2011-04 are not expected to have a significant impact on the Company's consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (a consensus of the FASB Emerging Issues Task Force)” (ASU 2010-28). ASU 2010-28 addresses how companies should test for goodwill impairment when the book value of a reporting entity is zero or negative.  For reporting units with zero or negative carrying amounts, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists.  ASU 2010-28 is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Company adopted ASU 2010-28 on November 1, 2011 and it is not expected to have a significant impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). ASU 2011-08 provides an entity the option to first assess qualitative factors whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The ASU includes a number of factors to consider in conducting the qualitative assessment.  ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  The Company adopted ASU 2011-08 effective on October 1, 2011, which had no significant impact on the Company's consolidated financial statements.

International Financial Reporting Standards (IFRS)
The Company has been monitoring the deliberations and progress being made by accounting standard setting bodies and securities regulators both in the U.S. and Canada with respect to the convergence to IFRS.  The Company currently expects to adopt IFRS as its primary reporting standard when the SEC requires domestic registrants in the U.S. to adopt IFRS.

Divestitures and Discontinued Operations	12 Months Ended
Oct. 31, 2011
Divestitures and Discontinued Operations [Abstract]
Divestitures and Discontinued Operations
3.	Divestitures and Discontinued Operations

Sale of MDS Nordion S.A.
On March 31, 2011, the Company completed the sale of MDS Nordion S.A. in Belgium to Best Medical Belgium Inc. (Best Medical) for  nominal proceeds. Pursuant to its share purchase agreement (SPA) signed in February 2011, Nordion left cash of $18.5 million (€ 13 million) as capital in the business. Best Medical acquired all of Nordion's Belgian operations and the employees in Belgium, including related benefit and pension plans, with the exception of the TheraSphere® business. Best Medical also acquired the Belgian facilities, including current and future decommissioning and waste disposal requirements.

The Company recorded a total loss of $15.7 million on the sale of MDS Nordion S.A. in the second quarter of fiscal 2011 including net working capital and inventory adjustments of $2.8 million and recognition of a non-cash unrealized foreign currency translation gain of $4.6 million as the sale represented a substantial liquidation of the Company's Belgian operations. The loss on the sale primarily relates to future losses and cash flow demands of MDS Nordion S.A., that were not accruable under GAAP, and their recognition is only triggered as a result of the sale. In May 2011, the Company finalized the loss on sale without any significant closing adjustments to the amount recorded in the second quarter of fiscal 2011.

The following table details the loss on sale of MDS Nordion S.A.:
Proceeds	$	nominal
Capital infusion in cash		(18,478)
Working capital and inventory adjustments		(2,753)
Net negative proceeds		(21,231)
Net liabilities disposed of		3,212
Release of unrealized translation gain in accumulated other comprehensive income		4,629
Release of unrealized actuarial loss of defined benefit pension in accumulated other comprehensive income		(1,616)
Transaction costs and other accruals		(649)
Loss on sale of MDS Nordion S.A.		$(15,655)

The following table details the net assets (liabilities) of MDS Nordion S.A. disposed of:
Accounts receivable	$4,451
Inventories	3,386
Property, plant and equipment, net	1,472
Other assets	255
Accounts payable and accrued liabilities	(7,677)
Other liabilities	(5,099)
Net liabilities	$(3,212)

Discontinued operations
The following table details the assets and liabilities of discontinued operations:

As of October 31	2011(a)	2010(b)
Accounts receivable	$869	$6,053
Inventories	-	2,488
Property, plant and equipment, net	-	2,800
Other assets	67	380
Assets of discontinued operations	$936	$11,721

Accounts payable and accrued liabilities	$2,967	$17,709
Long-term debt	-	2,318
Deferred tax liabilities	5	166
Other liabilities	1,107	3,859
Liabilities of discontinued operations	$4,079	$24,052
(a)	Represents the assets and liabilities remaining after the sales of MDS Nordion S.A. and MDS Pharma Services Early Stage (Early Stage).
(b)	Represents the assets and liabilities of MDS Nordion S.A. and remaining assets and liabilities after the sale of Early Stage.

The following table details the operating results of the Company's MDS Nordion S.A. discontinued operations:

Years ended October 31	MDS Nordion S.A.
	2011	2010	2009
Revenues	$7,914	$18,384	$19,566
Costs and other expenses	12,497	31,852	28,383
Impairment of long-lived assets	-	7,286	-
Operating loss	(4,583)	(20,754)	(8,817)
Loss on the sale of discontinued operations	(15,655)	-	-
Other, net	(74)	(139)	(21)
Income tax recovery	729	1,361	1,377
Loss from discontinued operations, net of income taxes	$(19,583)	$(19,532)	$(7,461)

The following table details the operating results of the Company's MDS Pharma Services and MDS Analytical Technologies discontinued operations:

Years ended October 31	MDS Pharma Services			MDS Analytical Technologies			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Revenues	$-	$67,311	$441,811	$-	$80,201	$359,165	$-	$147,512	$800,976
Costs and other expenses	995	114,624	457,015	9,660	81,140	379,654	10,655	195,764	836,669
Impairment of long-lived assets	-	13,700	25,699	-	-	-	-	13,700	25,699
Impairment of goodwill	-	-	29,890	-	-	-	-	-	29,890
Operating loss	(995)	(61,013)	(70,793)	(9,660)	(939)	(20,489)	(10,655)	(61,952)	(91,282)
(Loss) gain on the sale of discontinued operations	-	(59,287)	(45,531)	-	5,975	-	-	(53,312)	(45,531)
Equity (loss) gain(b)	-	-	(244)	-	14,867	32,739	-	14,867	32,495
Other, net(a)	(12)	(216)	(3,344)	(3)	(26,529)	(11,716)	(15)	(26,745)	(15,060)
Income tax (expense) recovery	(2,302)	15,616	3,741	5,900	(17,136)	(7,954)	3,598	(1,520)	(4,213)
Loss from discontinued operations, net of income taxes	$(3,309)	$(104,900)	$(116,171)	$(3,763)	$(23,762)	$(7,420)	$(7,072)	$(128,662)	$(123,591)
(a) All of the interest on the senior unsecured notes was allocated to discontinued operations as the Company repaid its senior unsecured notes following the completion of the sale of MDS Analytical Technologies in the first quarter of fiscal 2010. As part of the redemption of the senior unsecured notes, the Company made a make-whole payment of $23.3 million, which was included in interest expense in fiscal 2010.

(b)  MDS Analytical Technologies included two joint ventures, AB/MDS and PKI/Sciex. Under the terms of these joint venture arrangements, the Company provided manufacturing, research and development and administrative support for the joint venture partnerships on an outsourced service provider basis. All costs, including selling, general and administration expenses, incurred by the Company for direct materials, labor, travel, consulting, and other related expenses, were billed to the joint ventures at cost and recorded as revenue. The Company did not recognize any profits from the sales to the joint ventures as the amounts were billed without any markups. The joint ventures realized net income when products and services were sold to a third-party customer. The Company recorded its share of realized profits from the joint ventures as equity earnings, which is included in “Loss from discontinued operations, net of income taxes”.

Arbitration with Life Technologies Corporations
As part of the sale of MDS Analytical Technologies completed in Q1 2010, our joint venture partnership with Applied Biosystems, a division of Life Technologies Corporations (Life), was dissolved. A disagreement arose between the former partners (Nordion and Life) as to the appropriate treatment of certain inventory sold by the partnership to Applied Biosystems prior to the dissolution of the joint venture partnership.

A ruling in the arbitration of this matter occurred in July 2011, which resulted in recording of a settlement accrual of $9.5 million (Note 11(c)) and loss from discontinued operations of $6.8 million, net of $2.7 million tax recovery for the year ended October 31, 2011.

Accounts Receivable	12 Months Ended
Oct. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

4.	Accounts Receivable

As of October 31	2011	2010
Trade accounts receivable	$37,203	$33,615
Other receivables(a)	1,966	6,939
	39,169	40,554
Allowance for doubtful accounts	(170)	(83)
Accounts receivable	$38,999	$40,471

(a)      As of October 31, 2011, other receivables include a $nil (October 31, 2010 ― $3.1 million) receivable related to the sale of Central Labs and $nil (October 31, 2010 ― $1.9 million) for the TSA and other sale related transactions associated with the sale of Early Stage.

Inventories	12 Months Ended
Oct. 31, 2011
Inventories [Abstract]
Inventories
5.	Inventories

As of October 31	2011	2010
Raw materials and supplies	$31,611	$26,211
Work-in-process	354	1,141
Finished goods	267	1,002
	32,232	28,354
Allowance for excess and obsolete inventory	(1,637)	(1,771)
Inventories	$30,595	$26,583

Property, Plant, and Equipment	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
6.	Property, Plant and Equipment

As of October 31	2011		2010
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,834	$-	$2,769	$-
Buildings	82,800	43,060	80,928	40,466
Equipment	80,627	56,923	82,303	60,625
Furniture and fixtures	1,608	1,566	2,358	2,124
Computer systems	77,869	73,112	81,780	69,548
Leasehold improvements	10,752	1,046	13,543	3,527
Facility modifications	36,418	26,462	34,991	22,062
Construction in-progress	6,951	-	9,954	-
	299,859	$202,169	308,626	$198,352
Accumulated depreciation	(202,169)		(198,352)
Property, plant and equipment	$97,690		$110,274

Other Current Assets	12 Months Ended
Oct. 31, 2011
Other Current Assets [Abstract]
Other Current Assets
7.	Other Current Assets

As of October 31, 2011, other current assets include embedded derivative and other derivative assets of $11.8 million (October 31, 2010 ― $10.5 million) (Note 17) as well as prepaid expenses and other of $2.0 million (October 31, 2010 ― $1.8 million).

Long Term Investments	12 Months Ended
Oct. 31, 2011
Long Term Investments [Abstract]
Long Term Investments
8.	Long-Term Investments

As of October 31	2011	2010
Investment in Celerion(a)	$1,473	$1,464
Investment in Lumira Capital Corp.(b)	-	1,030
Other long-term investments(c)	-	1,557
Long-term investments	$1,473	$4,051

(a) Investment in Celerion, Inc. (Celerion)
On March 5, 2010, as part of the consideration for the sale of Early Stage, Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 9(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.5 million as of October 31, 2011. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.

Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 9(c)) is currently estimated to be $22.2 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.

(b) Investment in Lumira Capital Corp. (Lumira)
Long-term investments include an investment in Lumira, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of Lumira other than to obtain its share of earnings and losses. During fiscal 2011, the Company reported equity loss of $0.1 million (2010 ― $0.7 million; 2009 ― $nil) from the investment in Lumira. The Company's exposure to losses is limited to its investment of $nil (October 31, 2010 ― $1.0 million). During the second quarter of fiscal 2011, the Company received $1.3 million in cash dividends from Lumira which reduced its investment to $nil with the remaining $0.4 million included in dividend income.

(c) Other long-term investments
During the second quarter of fiscal 2011, the Company disposed of its available for sale investment in a marketable equity security for cash proceeds of $1.7 million.

Other Long Term Assets	12 Months Ended
Oct. 31, 2011
Other Long Term Assets [Abstract]
Other Long Term Assets
9.	Other Long-Term Assets

As of October 31	2011	2010
Restricted cash(a)	$5,847	$32,439
Financial instrument pledged as security on long-term debt(b)	40,048	39,986
Long-term notes receivable(c)	20,721	27,186
Pension assets (Note 23)	9,748	8,944
Goodwill (Note 10)	2,532	2,474
Other(d)	2,349	-
Other long-term assets	$81,245	$111,029

(a)      Restricted cash
As of October 31, 2011, restricted cash of $5.8 million (October 31, 2010 ― $10.0 million) is related to funds for insurance liabilities. During the fourth quarter of fiscal 2011 $5.0 million of cash proceeds held in escrow related to the sale of MDS Pharma Services Phase II-IV was released to cash.

(b)      Financial instrument pledged as security on long-term debt
The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt from the Government of Canada related to the construction of the MAPLE Facilities. The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2011 is $44.1 million (October 31, 2010 ― $43.9 million), of which $4.1 million (October 31, 2010 ― $3.9 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $51.7 million (October 31, 2010 ― $52.4 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.

(c)       Long-term notes receivable

Atomic Energy of Canada Limited (AECL)
In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable is repayable monthly over four years commencing November 1, 2008. The long-term note receivable is net of an unamortized discount based on an imputed interest rate of 4.45%. The carrying value of the long-term note receivable as of October 31, 2011 is $12.0 million (October 31, 2010 ― $24.0 million), of which the entire $12.0 million (October 31, 2010 ― $13.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $13.3 million (October 31, 2010 ― $25.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable. All scheduled monthly payments due have been received.

Celerion
On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received the Note with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum. Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a TSA that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. The carrying value of the Note, including interest and accretion as of October 31, 2011 is $20.7 million (October 31, 2010 – $16.2 million). The fair value of the Note as of October 31, 2011 is $20.7 million, which includes $7.9 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $28.6 million.  The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.

(d)	Other

Includes the long-term portion of the TheraSphere® clinical trials' prepayment, the deferred charges relating to the credit facility and other long-term receivables and assets.

Goodwill	12 Months Ended
Oct. 31, 2011
Goodwill [Abstract]
Goodwill
10.	Goodwill
As of October 31, 2011, management determined that the fair value of goodwill exceeds its carrying value of $2.5 million (October 31, 2010 ― $2.5 million) resulting in no impairment of goodwill.

In the fourth quarter of fiscal 2010, the Company changed its segment reporting structuring (Note 24) following the completion of its strategic repositioning and allocated goodwill to two of the Company's business segments: Sterilization Technologies ($1.6 million) and Medical Isotopes ($0.9 million).

During the third quarter of fiscal 2009, management determined that the implied fair values of goodwill for the reporting units within MDS Pharma Services were less than each of its carrying values and the Company wrote off the total remaining goodwill of $36.9 million, which was reported in “Loss from discontinued operations, net of income taxes” (Note 3).

Accrued Liabilities	12 Months Ended
Oct. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
11.	Accrued Liabilities

As of October 31	2011	2010
Employee-related accruals(a)(Note 22)	$6,716	$11,166
FDA provision(b)	8,325	8,620
Captive insurance liability (Note 25)	4,492	6,402
Restructuring provision (Note 18)	4,004	7,356
AECL revenue share and waste disposal	3,004	6,677
Accrued transaction costs and closing adjustments for divestitures and discontinued operations	41	13,470
Other(c)	26,332	24,366
Accrued liabilities	$52,914	$78,057

(a)      Includes annual incentive payout accruals of $2.5 million (October 31, 2010 - $6.4 million).

(b)      The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $0.2 million (2010 ― $9.9 million; 2009 ― $10.3 million) for the year ended October 31, 2011. As of October 31, 2011, management believes that the remaining provision of $8.3 million (October 31, 2010 ― $8.6 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs (Note 26).

(c)      Other includes the settlement accrual for the arbitration with Life (Note 3), derivative liabilities, royalties, tax reassessments and various miscellaneous payables.

Long Term Debt	12 Months Ended
Oct. 31, 2011
Long-term debt [Abstract]
Long-term debt
12.	Long-Term Debt

As of October 31	Maturity	2011	2010
Total long-term debt	2012 to 2015	$44,330	$44,150
Current portion of long-term debt		(4,156)	(4,050)
Long-term debt		$40,174	$40,100

As of October 31, 2011, debt includes a non-interest-bearing Canadian government loan with a carrying value of $44.1 million (October 31,
2010 ― $43.9 million) discounted at an effective interest rate of 7.02% and repayable at C$4.0 million (US$4.0 million) per year with the remaining balance due April 1, 2015.  The fair value of this financial instrument is $52.1 million (October 31, 2010 ― $53.1 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the related receivable. A long-term financial instrument has been pledged as full security for the repayment of this debt (Note 9(b)).

Effective June 3, 2011, the Company entered into a $75.0 million unsecured senior revolving three year committed credit facility with the
Toronto Dominion Bank (TD) and a select group of other financial institutions for general corporate purposes. The loan agreement includes customary positive, negative and financial covenants. Under the new credit facility, the Company is able to borrow Canadian and U.S. dollars by the way of Canadian dollar prime rate loans, U.S. dollar base rate loans, U.S. dollar LIBOR loans, the issuance of Canadian dollar banker's acceptances and letters of credit in Canadian and U.S. dollars. The credit facility is payable in full in three years from the closing date on June 6, 2014; however, the term of the credit facility may be extended on mutual agreement of the lenders for successive subsequent periods. As of October 31, 2011, no amounts were drawn and outstanding, except for $19.7 million (October 31, 2010 - $nil) of the outstanding letters of credit plus applicable interest issued under this credit facility.

Principal repayments
Principal repayments of long-term debt over the next five fiscal years and thereafter are as follows:

2012	$4,156
2013	3,941
2014	3,816
2015	32,417
2016	-
Thereafter	-
$44,330

Deferred Revenue	12 Months Ended
Oct. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
13.	Deferred Revenue

As of October 31	2011	2010
Payment in advance of services rendered	$1,115	$4,872
Deferred credit related to government loan(a)	3,467	5,348
Deposits for reimbursable costs(b)	1,093	6,343
Other	-	410
	5,675	16,973
Less: current portion	(1,820)	(7,542)
Long-term portion of deferred revenue	$3,855	$9,431

(a)      The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining five-year term of the debt using the sum of the years' digits method.

(b)      For the year ended October 31, 2011, $3.3 million of deferred revenue for facilities and equipment paid by a customer was released upon the contract cancellation.

Other Long Term Liabilities	12 Months Ended
Oct. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
14.	Other Long-Term Liabilities

As of October 31	2011	2010
Post-retirement obligations (Note 23)	$18,259	$18,145
Asset retirement obligation (Note 27)	11,691	10,598
Captive insurance liability (Note 25)	2,616	3,860
Restructuring provision (Note 18)	3,617	4,153
Other	3,436	2,410
Other long-term liabilities	$39,619	$39,166

Earnings Per Share	12 Months Ended
Oct. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
15.	Earnings Per Share

The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted earnings per share:

(number of shares in thousands)	2011	2010	2009
Weighted average number of Common shares outstanding – basic	64,719	89,279	120,137
Impact of stock options assumed exercised	90	1	-
Weighted average number of Common shares outstanding – diluted	64,809	89,280	120,137
Basic and diluted income (loss) per share from continuing operations	$0.67	$(0.94)	$(0.03)
Basic and diluted loss per share from discontinued operations	(0.41)	(1.66)	(1.09)
Basic and diluted income (loss) per share	$0.26	$(2.60)	$(1.12)

Share Capital	12 Months Ended
Oct. 31, 2011
Share Capital [Abstract]
Share Capital
16.	Share Capital

As of October 31, 2011 the authorized share capital of the Company consists of unlimited Common shares. The Common shares are voting and are entitled to dividends if and when declared by the Company's Board of Directors.

Summary of share capital
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2008	120,137	$488,908
Other	-	(100)
Balance as of October 31, 2009	120,137	488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	$254,076

In January 2011, the Company announced a re-initiation of a normal course issuer bid (NCIB), which was authorized by the Toronto Stock Exchange (TSX) to purchase for cancellation up to 5,677,108 Common shares.  During fiscal 2011, the Company repurchased and cancelled 4,860,132 common shares for a total cost of $52.4 million.

In January, June and September 2011, the Company also declared quarterly dividends at $0.10 per share, which were paid on April 1, July 5 and October 1, 2011 each in the amount of $6.4 million to the Company's shareholders of record on March 17, July 17 and September 23, 2011, respectively.

Financial Instruments and Financial Risk	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments and Financial Risk
17.	Financial Instruments and Financial Risk

Derivative instruments
The Company uses foreign currency forward exchange contracts to manage its foreign exchange risk.  The Company enters into foreign exchange contracts to hedge anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future.  The Company also uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances, which have not been designated as hedges.

The Company has identified embedded derivatives in certain of its supply contracts as a result of the currency of the contract being different from the functional currency of the parties involved.  Changes in the fair value of the embedded derivatives are recognized in the consolidated statements of operations.

The Company does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives.  See further discussion of derivative financial instruments accounting in Note 2, Summary of Significant Accounting Policies.

The following table provides the fair value of all Company derivative instruments:

As of October 31	2011	2010
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$11,584	$10,520
Foreign currency forward contracts under cash flow hedges(b)	$88	$-
Foreign currency forward contracts not under hedging relationships(c)	$183	$-
Liabilities
Embedded derivatives(a)	$370	$1,955
Foreign currency forward contracts under cash flow hedges(b)	$57	$-
Foreign currency forward contracts not under hedging relationships(c)	$148	$-
(a) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
(b) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
(c) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.

The following table summarizes the activities of the Company's derivative instruments:

Years ended October 31	2011	2010	2009
Realized loss on foreign currency forward contracts under cash flow hedges	$219	$-	$-
Unrealized gain on foreign currency forward contracts under cash flow hedges	$(55)	$-	$-
Realized gain on foreign currency forward contracts not under cash flow hedges	$(327)	$-	$-
Unrealized loss on foreign currency forward contracts not under cash flow hedges	$10	$-	$-
Unrealized gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(2,649)	$(13,050)	$(7,922)
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$(146,638)	$-
Unrealized gain recorded in OCI relating to net investment hedges(b)	$-	$(2,400)	$(23,645)
(a)	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 ― $0.5 million; 2009 ― $(1.1) million) for the year ended October 31, 2011.
(b)	No ineffectiveness was recorded in income for the year ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.

Foreign currency contracts
The Company's hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with currency forward contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.  As of October 31, 2011, the Company had foreign currency forward contracts of approximately $0.1 million (October 31, 2010 ― $nil)

Credit risk
Certain of the Company's financial assets, including cash and cash equivalents, are exposed to credit risk. The Company may, from time to time, invest in debt obligations and commercial paper of governments and corporations.  Such investments are limited to those issuers carrying an investment-grade credit rating.  In addition, the Company limits the amount that is invested in issues of any one government or corporation.

The Company is also exposed, in its normal course of business, to credit risk from its customers. As of October 31, 2011, accounts receivable is net of an allowance for uncollectible accounts of $0.2 million (October 31, 2010 ― $0.1 million).

Credit risk on financial instruments arises from the potential for counterparties to default on their contractual obligations to the Company. The Company is exposed to credit risk in the event of non-performance, but does not anticipate non-performance by any of the counterparties to its financial instruments.  The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality.  In the event of non-performance by counterparty, the carrying value of the Company's financial instruments represents the maximum amount of loss that would be incurred.

Valuation methods and assumptions for fair value measurements
Cash and cash equivalents, accounts receivable, notes receivable, income taxes recoverable, accounts payable, accrued liabilities, and income taxes payable have short periods to maturity and the carrying values contained in the consolidated statements of financial position approximate their estimated fair value.

Fair value hierarchy
The fair value of the Company's financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of financial instruments is determined by reference to quoted market prices for the same financial instrument in an active market (Level 1). If Level 1 fair values are not available, the Company uses quoted prices for identical or similar instruments in markets which are non-active, inputs other than quoted prices that are observable and derived from or corroborated by observable market data such as quoted prices, interest rates, and yield curves (Level 2), or valuation techniques in which one or more significant inputs are unobservable (Level 3).

The following table discloses the Company's financial assets and liabilities measured at fair value on a recurring basis:

			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 7)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 11(c))	$-	$575	$-	$575

			As of October 31, 2010
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$7,600	$-	$-	$7,600
Available for sale (Note 8(c))	$1,557	$-	$-	$1,557
Derivative assets (Note 7)	$-	$6	$10,514	$10,520
Derivative liabilities (Note 11(c))	$-	$1,955	$-	$1,955

The following table presents the changes in the Level 3 fair value category:
Year ended October 31, 2011
Description	As of October 31 2010	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2011
		Earnings	Other
Derivative assets (Note 7)	$10,514	$-	$895	$-	$-	$11,409

Year ended October 31, 2010
Description	As of October 31 2009	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2010
		Earnings	Other
Derivative assets (Note 7)	$-	$-	$-	$10,514	$-	$10,514
Asset backed commercial paper	$10,713	$(299)	$-	$(10,414)	$-	$-

Restructuring Charges	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring Charges
18.	Restructuring Charges

During the fourth quarter of fiscal 2011, Nordion realigned its current resources including management, administrative and operations workforce across the organization to focus on driving the long-term performance of the Company, and to support strategic priorities and growth initiatives. As a result of this restructuring activity, the Company recorded a restructuring charge of $0.8 million (2010 - $nil; 2009 - $nil) relating to workforce reductions for the year ended October 31, 2011.

In fiscal 2010 and 2009, the Company undertook a number of restructuring activities associated with its strategic repositioning activities. As a result of these activities, for the year ended October 31, 2011, the Company recorded $0.4 million (2010 - $42.2 million; 2009 - $9.3 million) primarily for the extension of certain key corporate employees retained and $0.4 million (2010 - $7.2 million; 2009 - $nil) for contract cancellation charges which represent future rent payments, net of estimated sublease revenue, related to the Company's former corporate office space in Toronto, Canada.

The fiscal 2010 and 2009 restructuring activities have been substantially completed and the remaining fiscal 2011 and 2010 restructuring provisions are expected to be utilized in the first quarter of fiscal 2012, except for future rental payments related to the Company's former corporate office space in Toronto, which may extend over 3 years. A conditional lease termination agreement offer related to its former Toronto office that the Company signed in September 2011 was expired when the landlord failed to obtain its Board's approval in November 2011.

As of October 31, 2011, the restructuring provision of $7.6 million (October 31, 2010 ― $11.5 million) is included in accrued liabilities (Note 11) and other long-term liabilities (Note 14) in the consolidated statements of financial position.

The table below provides an analysis of the Company's restructuring activities related to its continuing operations until October 31, 2011.
	Expenses				Cumulative Activities		Balance as of October 31
	2011	2010	2009	Total	Cash	Non-Cash	2011
Workforce reductions	$1,217	$42,161	$9,306	$52,684	$(49,031)	$(1,000)	$2,653
Contract cancellation charges	375	7,175	-	7,550	(3,793)	1,211	4,968
Other	-	13,195	-	13,195	(13,181)	(14)	-
Restructuring charges	$1,592	$62,531	$9,306	$73,429	$(66,005)	$197	$7,621

Other Expenses, Net	12 Months Ended
Oct. 31, 2011
Other Expenses [Abstract]
Other Expenses, Net
19.	Other Expenses, Net

Years ended October 31	2011	2010	2009
Research and development	$5,629	$4,533	$4,035
Write-down of investments and other long-term assets	-	1,632	938
(Gain) loss on sale of investment	(1,691)	1,054	-
Foreign exchange loss(a)	4,336	32,003	4,735
Other(b)	275	(14,165)	(551)
Other expenses, net	$8,549	$25,057	$9,157

(a) The foreign exchange loss for the year ended October 31, 2010 was primarily a result of the revaluation of the $450.0 million of proceeds from the sale of MDS Analytical Technologies (Note 3) that were held in a Canadian dollar functional currency entity in U.S. dollars to fund the substantial issuer bid. The offset to this non-cash revaluation loss is reflected as foreign currency translation gain in AOCI as part of shareholders' equity.

(b) Included in other is TSA revenue of $0.5 million (2010 ― $14.0 million; 2009 ― $0.6 million) for the year ended October 31, 2011, relating to the sales of MDS Pharma Services Phase II-IV, Central Labs and Early Stage.

Income Taxes	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
20.	Income Taxes

Income tax provision

The components of the Company's income (loss) from continuing operations before income taxes and the related provision for income taxes are presented below:

Years ended October 31	2011	2010	2009
Canadian	$57,453	$(61,247)	$5,314
Foreign	3,171	(22,382)	6,529
Income (loss) from continuing operations before income taxes	$60,624	$(83,629)	$11,843

The components of the income tax expense are as follows:

Years ended October 31	2011	2010	2009
Canadian income tax expense (recovery)
Current	$12,851	$(9,615)	$2,485
Deferred	3,666	(6,998)	1,452
Foreign income tax expense
Current	605	1,308	11,903
Deferred	-	15,492	192
Income tax expense	$17,122	$187	$16,032

A reconciliation of expected income taxes to reported income tax expenses is provided below.

Years ended October 31	2011	2010	2009
Expected income tax expense (recovery) at the 27% (2010 – 30%; 2009 – 32%) statutory rate	$16,372	$(25,050)	$3,792
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	(406)	19,599	10,335
Other investment write downs	(109)	-	-
Tax (benefit) liability arising on utilization of R&D tax credits	(438)	(11)	1,032
Net changes in reserves for uncertain tax positions(a)	1,398	(10,217)	3,455
Foreign earnings taxed at rates different from the statutory rate	(1,166)	1,726	(1,252)
Stock-based compensation	471	269	1,277
Impact of income tax rate changes	-	1,065	-
Deferred tax rate differential	788	(562)	-
Non-deductible foreign exchange losses	-	6,950	-
Provision to previously filed tax returns	(671)	4,188	-
Impact of non-deductible expenses and other differences	883	2,230	(2,607)
Reported income tax expense	$17,122	$187	$16,032
(a) Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Deferred tax assets and liabilities

Components of the deferred tax assets and liabilities consist of the following temporary differences:

As of October 31	2011	2010
Tax benefit of losses carried forward	$99,498	$116,684
Tax basis in excess of book value	9,756	9,304
Investment tax credits	65,283	52,150
Provisions and reserves	(2,195)	1,981
Other comprehensive income	8,609	6,830
Deferred tax assets before valuation allowance	180,951	186,949
Valuation allowance	(100,053)	(100,119)
Net deferred tax assets	$80,898	$86,830

No deferred income taxes have been provided on undistributed earnings, or relating to cash held in foreign jurisdictions as the Company has estimated that any income or withholding taxes on repatriation would not be significant.

Included within the tax benefit of losses carried forward are deferred tax assets relating to capital losses carried forward for continuing operations of $41.1 million (2010 ― $41.2 million; 2009 ― $2.7 million). The amount of valuation allowance recorded against these assets is $41.1 million (2010 ― $41.2 million; 2009 ― $2.7 million).

Taxlosses carried forward
As of October 31, 2011, the Company has deferred tax assets relating to net operating loss carryovers for continuing operations of $58.4 million (2010 ― $75.5 million; 2009 ― $40.4 million). These tax assets relate to $181.3 million (2010 ― $256.7 million; 2009 ― $126.3 million) of gross tax loss carryovers from continuing operations. Of the total losses, $181.3 million (2010 ― $256.7 million; 2009 ― $126.3 million) will expire in various years between 2012 and 2031.

Tax contingencies
At October 31, 2011, the gross reserves for uncertain tax positions excluding accrued interest and penalties were $9.4 million (October 31, 2010 ― $7.8 million) as noted in the following reconciliation.  The Company estimates that the total amounts of unrecognized tax benefits will decrease by $2.1 million during the year ended October 31, 2012.

	2011	2010
Gross unrecognized tax benefits, beginning of year, November 1	$7,842	$45,539
Additions for tax positions from prior years	218	-
Reductions for tax positions from prior years	(1,177)	(36,003)
Additions for tax positions related to the current year	2,346	663
Reduction for tax positions related to discontinued operations	-	(4,124)
Currency translation adjustment	148	1,767
Gross unrecognized tax benefits, end of year, October 31	$9,377	$7,842

The Company accrues an estimate for interest and penalties related to uncertain tax positions in income tax expense.  At October 31, 2011, accrued interest and penalties related to uncertain tax positions totaled $2.8 million (October 31, 2010 ― $2.7 million).

The Company is subject to taxation in its principal jurisdiction of Canada and in numerous other countries around the world.  With few exceptions, the Company is no longer subject to examination by Canadian tax authorities for years prior to 2004. However, most tax returns for 2004 and beyond remain open to examination by various tax authorities.

Supplementary Cash Flow Information	12 Months Ended
Oct. 31, 2011
Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information
21.     Supplementary Cash Flow Information

Items not affecting cash flows comprise the following:

Years ended October 31	2011	2010	2009
Depreciation and amortization	$22,375	$28,514	$22,680
Stock option compensation	1,229	2,768	2,736
Deferred income taxes	3,666	8,493	1,645
Equity loss, including cash distribution of $951 (2010 ― $3,034; 2009 ― $nil)	1,079	3,684	49
Change in fair value of embedded derivatives	(2,649)	(13,050)	(7,922)
Write-down of investments and other long-term assets	-	1,632	938
Loss on sale of investments	-	1,054	-
Foreign currency transactional loss	1,623	26,341	2,501
Other including foreign currency translation adjustments	(260)	13,208	4,853
	$27,063	$72,644	$27,480

Changes in operating assets and liabilities comprise the following:

Years ended October 31	2011	2010	2009
Accounts receivable	$1,159	$1,726	$39,264
Inventories	(4,012)	(3,697)	(2,972)
Other current assets and long term assets	5,206	(3,569)	59,962
Accounts payable and accrued liabilities	(26,178)	(2,864)	(24,672)
Income taxes	2,951	(37,216)	(2,082)
Deferred income and other long-term obligations	(12,582)	(3,134)	5,526
	$(33,456)	$(48,754)	$75,026

Stock-Based Compensation	12 Months Ended
Oct. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
22.	Stock-Based Compensation

Stock option plan
At the Company's annual and Special Meeting of Shareholders held on March 8, 2007, shareholders approved the Company's 2007 Stock Option Plan (the Plan), which replaced the Company's 2006 Stock Option Plan.  Under the Plan, which conforms to all current regulations of the New York and Toronto stock exchanges, the Company may issue shares on the exercise of stock options granted to eligible employees, officers, directors and persons providing on-going management or consulting services to the Company.  The exercise price of stock options issued under the Plan equals the market price of the underlying shares on the date of the grant.  All options issued under the Plan are granted and priced on the date on which approval by the Board of Directors of the Company is obtained or a later date set by the Board of Directors in its approval.  As of October 31, 2011, 6,160,000 Common shares have been reserved for issuance under the Plan.

Stock-based compensation expense related to the Company's stock option plan for the year ended October 31, 2011 is $1.2 million (2010 ― $3.5 million; 2009 - $4.0 million), of which $1.2 million (2010 ― $0.2 million; 2009 - $2.8 million) is included in selling, general and administration expenses and $nil (2010 ― $2.5 million; 2009 - $nil) is in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $0.8 million; 2009 - $1.2 million) is included in “Loss from discontinued operations, net of income taxes”.

During the year ended October 31, 2011, the Company granted 808,700 (2010 – 1,174,000) C$ stock options, respectively, at a weighted average exercise price of $10.32 (2010 - C$9.66). All options granted in fiscal 2011 have a seven year term and either become exercisable ratably (a graded-vesting schedule) over a three-year period (764,300 options) or vest 100% after three years from the grant date (44,400 options).

Canadian Dollar Options
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2009	3,482	$19.95	3.5	$-
Granted	1,174	9.66
Exercised	-	-
Cancelled or forfeited	(996)	20.63
Expired	(129)	14.49
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Vested and expected to vest as at October 31, 2010(a)	3,386	$16.82	4.1	$1,813
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Exercisable as at October 31, 2010	2,356	$19.95	2.5	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
(a)   The expected to vest amount represents the unvested options as at October 31, 2011 and 2010, respectively, less estimated forfeitures.

Canadian dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.65 - $10.19	5.71	1,181	$9.66	-	$-
$10.20 - $18.81	6.30	876	10.98	74	17.95
$18.82 - $20.10	1.14	180	19.50	180	19.50
$20.11 - $21.74	1.74	75	21.26	75	21.26
$21.75 - $22.50	2.59	111	21.77	111	21.77
	5.32	2,423	$11.78	440	$20.11

United States Dollar Options
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2009	1,155	$15.49	5.7	$-
Granted	-	-
Exercised or released	(43)	6.14
Cancelled or forfeited	(310)	15.77
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2010	802	$15.88	2.6	$15
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2010	802	$15.88	4.6	$15
Exercisable as at October 31, 2011	157	$15.72	3.6	$8

United States dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.13 - $6.15	4.13	3	$6.15	3	$6.15
$14.35 - $17.74	3.54	154	15.91	154	15.91
	3.55	157	$15.72	157	$15.72

The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2011	2010	2009
Risk-free interest rate	1.94%	2.1%	1.7%
Expected dividend yield	3.75%	0.0%	0.0%
Expected volatility	0.304	0.365	0.311
Expected time until exercise (years)	3.64	3.64	4.20

The weighted average fair values of options granted are estimated to be C$1.83 per Common share in fiscal 2011, C$2.91 per Common share in fiscal 2010, and US$1.47 per Common share in fiscal 2009.

The Black-Scholes option valuation model used by the Company to determine fair values was developed for use in estimating the fair value of freely traded options that are fully transferable and have no vesting restrictions. This model requires the use of assumptions, including future stock price volatility and expected time until exercise. The Company uses historical volatility to estimate its future stock price volatility. The expected time until exercise is based upon the contractual term, taking into account expected employee exercise and expected post-vesting employment termination behavior.

The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2011		2010		2009
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	62	US$	-
Aggregate grant-date fair value of shares vested	C$	-	C$	5,920	C$	3,657
	US$	-	US$	4,518	US$	1,566

As of October 31, 2011, the total remaining unrecognized compensation expense related to non-vested stock options amounted to approximately C$3.0 million and US$nil, which will be amortized over the weighted average remaining requisite service period of approximately 25 months and nil months, respectively, for the C$ and US$ stock options.

Incentive plans

Deferred share units (DSU)
During the year ended October 31, 2011, the Company granted 85,447 (2010 – nil; 2009 – nil) DSU to senior executive officers of the Company, which vest 100% after three years from the grant date. Vesting is time based and not dependent on a performance measure. Vested DSU are payable upon termination of employment and will be settled in cash equal to the number of vested units multiplied by the five-day average closing TSX share price up to and including the termination date. The Company records compensation expense and the corresponding liability each period based on vested units and changes in the market price of Common shares.

The DSU expense for the year ended October 31, 2011 is $0.2 million (2010 ― $nil; 2009 - $nil), which is included in selling, general and administration expenses in “Income (loss) from continuing operations”.

Mid-term incentive plans
The Company records the costs of its MTIP plans at fair value based on assumptions that are consistent with those used to determine the fair value of stock option compensation. The table below shows the liability and expense related to the MTIP plans of the Company. There has not been MTIP since fiscal year 2009.

Liability(a)	As of October 31
	2011	2010
2006 Plan	$508	$930
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$508	$930

(Income) Expense(b)	Years ended October 31
	2011	2010	2009
2006 Plan	$(197)	$(28)	$-
2007 Plan	-	-	-
2008 Plan	-	3,988	(2,256)
2009 Plan	-	6,101	-
Total	$(197)	$10,061	$(2,256)
(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 11).

(b) The MTIP (income) expense for the year ended October 31, 2011 is $(0.2) million (2010 ― $10.1 million; 2009 - $(2.3) million), of which $(0.2) million (2010 ― $nil; 2009 -$(1.1) million) is included in selling, general and administration expenses and $nil (2010 ― $5.6 million; 2009 - $nil) is included in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $4.5 million; 2009 - $(1.2) million) is included in “Loss from discontinued operations, net of income taxes”.

Employee Benefits	12 Months Ended
Oct. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
23.	Employee Benefits

The Company sponsors various post-employment benefit plans including defined benefit and contribution pension plans, retirement compensation arrangements, and plans that provide extended health care coverage to retired employees.

Defined benefit pension plans
The Company sponsors defined benefit pension plans for certain employees in Canada and the U.S.. The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions. The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service. The pension plan in the U.S. is related to MDS Pharma Services and the Company has retained this pension plan subsequent to the sale of Early Stage.

All plans are funded and the Company uses an October 31st measurement date for its plans. The most recent actuarial valuation for the Nordion pension plan for funding purposes was as of January 1, 2011. Based on this actuarial valuation, the Company expects funding requirements of approximately $11 million, including approximately $3 million of current service cost contributions, in each of the next five years to fund the solvency deficit. This is primarily a result of a decline in real interest rates although asset values have increased. The actual funding requirements over the five-year period will be dependent on subsequent annual actuarial valuations. These amounts are estimates, which may change with actual investment performance, changes in interest rates, any pertinent changes in government regulations, and any voluntary contributions.

The Company's defined benefit pension liability in Belgium was assumed by Best Medical upon the completion of the sale of MDS Nordion S.A. (Belgium) on March 31, 2011 (Note 3) and, accordingly, is reported as discontinued operations.

The components of net periodic pension (income) cost for these plans for fiscal 2011, 2010 and 2009 are as follows:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Components of net periodic pension cost
Service cost	$2,719	$1,980	$1,352	$-	$97	$196
Interest cost	11,994	12,045	10,291	610	689	734
Expected return on plan assets	(16,044)	(15,579)	(13,215)	(706)	(687)	(676)
Recognized actuarial (gain) loss	-	-	(961)	258	344	198
Net periodic pension (income) cost (a)	$(1,331)	$(1,554)	$(2,533)	$162	$443	$452

The following weighted average assumptions are used in the determination of the net periodic benefit (income) cost and the projected benefit obligation:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%
Benefit cost
Discount rate	5.40%	6.50%	7.25%	5.24%	5.75%	7.50%
Expected return on plan assets	6.50%	6.90%	6.75%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.75%	3.75%	n/a	4.50%	4.50%

Discount rate assumptions have been, and continue to be, based on the prevailing long-term, market interest rates at the measurement date.

The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$215,167	$178,296	$11,720	$13,021
Service cost - pension	3,910	3,135	-	966
Interest cost	11,994	12,045	610	689
Benefits paid	(8,224)	(7,661)	(649)	(819)
Actuarial loss	1,621	18,124	1,248	689
Curtailment gain(a)	-	-	-	(1,957)
Foreign currency exchange rate changes	4,981	11,228	-	(869)
Projected benefit obligation, end of year	229,449	215,167	12,929	11,720
Change in fair value of plan assets
Fair value of plan assets, beginning of year	224,111	191,867	8,826	8,184
Actual return on plan assets	10,252	20,594	703	1,355
Benefits paid	(8,224)	(7,661)	(649)	(819)
Employer contributions	6,681	6,222	118	106
Employee contributions	1,191	1,133	-	-
Foreign currency exchange rate changes	5,186	11,956	-	-
Fair value of plan assets, end of year	239,197	224,111	8,998	8,826

Funded status – over/(under) at end of year	$9,748	$8,944	$(3,931)	$(2,894)

(a) On March 5, 2010, the Company completed the sale of Early Stage (Note 3), which resulted in the termination of employees' services earlier than expected in the U.S. plan. A curtailment gain of $2.0 million is recorded for the year ended October 31, 2010, which is included in “Total comprehensive loss” in the consolidated statements of shareholders' equity and comprehensive loss and reduces the projected benefit obligation by $2.0 million as of October 31, 2010.

The funded status, measured as the difference between the fair value of plan assets and the projected benefit obligation, for the Canadian plan is included in other long-term assets (Note 9) and the funded status of the U.S. plan is included in other long-term liabilities (Note 14) in the consolidated statements of financial position.

A reconciliation of the funded status to the net plan assets (liabilities) recognized in the consolidated statements of financial position is as follows:
	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Projected benefit obligation	$229,449	$215,167	$12,929	$11,720
Fair value of plan assets	239,197	224,111	8,998	8,826
Plan assets in excess of (less than) projected benefit obligation	9,748	8,944	(3,931)	(2,894)
Unrecognized net actuarial loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

Long-term pension plan assets	$9,748	$8,944	$-	$-
Non-current liabilities	-	-	(3,931)	(2,894)
Accumulative other comprehensive loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

The following table illustrates the amounts in accumulated other comprehensive income that have not yet been recognized as components of pension expense:

As of October 31	2011	2010
Net actuarial loss	$35,480	$26,910
Deferred income taxes	(8,847)	(6,992)
Accumulated other comprehensive loss - net of tax	$26,633	$19,918

The weighted average asset allocation of the Company's pension plans is as follows:

	Target	Domestic Plan		International Plan
Asset Category		2011	2010	2011	2010
Cash	0.0%	0.1%	0.1%	0.0%	0.6%
Fixed income	44.0%	48.2%	44.9%	100.0%	31.2%
Equities	56.0%	51.7%	55.0%	0.0%	68.2%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

The Company maintains target allocation percentages among various asset classes based on investment policies established for the pension plans, which are designed to maximize the total rate of return (income and appreciation) after inflation, within the limits of prudent risk taking, while providing for adequate near-term liquidity for benefit payments. The Company's expected return on asset assumptions are derived from studies conducted by actuaries and investment advisors. The studies include a review of anticipated future long-term performance of individual asset classes and consideration of the appropriate asset allocation strategy given the anticipated requirements of the plans to determine the average rate of earnings expected on the funds invested to provide for the pension plans benefits. While the study gives appropriate consideration to recent fund performance and historical returns, the assumption is primarily a long-term, prospective rate.

The following table provides a basis of fair value measurement for plan assets held by the Company's pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 17.

As of October 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$191	$-	$-	$191
Debt securities	-	115,269	-	115,269
Equity securities	-	132,735	-	132,735
Other	-	-	-	-
Total	$191	$248,004	$-	$248,195

Expected future benefit payments are as follows:

Years ended October 31	Domestic Plan	International Plan
2012	$9,005	$485
2013	9,521	500
2014	10,075	541
2015	10,813	559
2016	11,412	590
2017 – 2021	65,709	3,840
	$116,535	$6,515

Other benefit plans
Other benefit plans include a supplemental retirement arrangement, a retirement/termination allowance and post-retirement benefit plans, which include contributory health and dental care benefits and contributory life insurance coverage. All non-pension post-employment benefit plans are unfunded.

The components of net periodic cost for these plans are as follows:

Years ended October 31	2011	2010	2009
Components of net periodic cost
Current service cost	$191	$276	$162
Interest cost	768	790	734
Recognized actuarial (gain) loss	(229)	348	(416)
Recognized past service cost	(50)	(48)	(42)
Curtailment gain recognized	-	(486)	-
Net periodic cost	$680	$880	$438

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2011	2010	2009
Projected benefit obligation
Discount rate	5.11%	5.13%	6.09%
Rate of compensation increase	3.91%	3.96%	4.12%
Initial health care cost trend rate	9.06%	9.10%	9.12%
Ultimate health care cost trend rate	4.50%	4.50%	4.85%
Years until ultimate trend rate is reached	10	11	13
Benefit cost
Discount rate	5.16%	6.08%	7.15%
Rate of compensation increase	3.86%	4.05%	4.12%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2011:

	1% Increase	1% Decrease
Change in net benefit cost	$85	$(69)
Change in projected benefit obligation	$1,180	$(976)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2011	2010
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$15,251	$12,801
Service cost	191	276
Interest cost	768	790
Benefits paid	(856)	(924)
Actuarial (gain) loss	(1,398)	1,992
Curtailment gain	-	(487)
Foreign currency exchange rate changes	372	803
Projected benefit obligation – end of year	$14,328	$15,251

Funded status – under at end of year	$(14,328)	$(15,251)

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2011	2010
Projected benefit obligation	$(14,328)	$15,251
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(14,328)	(15,251)
Unrecognized actuarial gains	(2,097)	(811)
Unrecognized past service costs	(282)	(324)
Net amount recognized at year end	$(16,707)	$(16,386)

Non-current liabilities	$(14,328)	$(15,251)
Accumulative other comprehensive income	(2,379)	(1,135)
Net amount recognized at year end	$(16,707)	$(16,386)

The other benefit plan liabilities related to continuing operations are included within other long-term liabilities (Note 14).

As of October 31, 2011, the unrecognized actuarial gains and past service costs of $2.4 million (October 31, 2010 ― $1.1 million), net of tax of $0.6 million (October 31, 2010 ― $0.3 million) are included in accumulated other comprehensive income.

Based on the actuarial assumptions used to develop the Company's benefit obligations as of October 31, 2011, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2012	$723
2013	697
2014	762
2015	827
2016	841
2017 ― 2021	5,018
Total	$8,868

During fiscal 2012, the Company expects to contribute approximately $2.6 million and $0.7 million to the Company's pension plans and other benefit plans, respectively.

During fiscal 2011, the Company contributed $1.2 million to defined contribution pension plans on behalf of its employees (2010 ― $3.5 million; 2009 ― $7.6 million).

Segmented Information	12 Months Ended
Oct. 31, 2011
Segmented Information [Abstract]
Segmented Information
24.	Segmented Information

Nordion operates as a global life sciences company with three business segments: Targeted Therapies, Sterilization Technologies and Medical Isotopes. These segments are organized predominantly around the products and services provided to customers identified for the businesses.  Segmented information has been restated for prior years to conform to the new basis of segmentation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There are no significant inter-segment transactions. Segmented earnings are computed by accumulating the segment's operating income, interest costs, other expenses and foreign exchange translations. The corporate segment results include the incremental cost of corporate overhead in excess of the amount allocated to the other operating segments, as well as certain other costs and income items that do not pertain to a business segment. Management does not track or allocate assets on a business segment basis.  Accordingly, assets and additions to assets are not disclosed on a business segment basis in the following financial information.  Related expenses, such as depreciation, are allocated to each segment and reported appropriately herein.

The information presented below is for continuing operations.
	Year ended October 31, 2011
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$61,832	$108,662	$103,533	$-	$274,027
Direct cost of revenues	25,619	47,308	53,149	-	126,076
Selling, general and administration(a)	15,785	15,007	14,337	7,806	52,935
Other expense (income), net (b)	5,519	207	(38)	4,552	10,240
Segment earnings (loss)	$14,909	$46,140	$36,085	$(12,358)	$84,776
Depreciation and amortization	8,530	6,719	7,088	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977
(a)	excludes AECL arbitration and legal costs of $12.2 million
(b)	excludes gain on sale of investment of $1.7 million

	Year ended October 31, 2010
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$60,818	$103,556	$57,594	$-	$221,968
Direct cost of revenues	30,017	41,642	33,018	-	104,677
Selling, general and administration(a)	13,260	14,447	15,134	48,238	91,079
Other expense, net(b)	4,487	13	-	17,871	22,371
Segment earnings (loss)	$13,054	$47,454	$9,442	$(66,109)	$3,841
Depreciation and amortization	6,693	5,156	4,698	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)
(a)	excludes AECL arbitration and legal costs of $9.2 million
(b)	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million

	Year ended October 31, 2009
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$39,372	$78,322	$94,003	$-	$211,697
Direct cost of revenues	19,785	33,037	43,213	-	96,035
Selling, general and administration(a)	9,770	11,997	13,361	38,168	73,296
Other expense, net(b)	4,262	515	733	2,709	8,219
Segment earnings (loss)	$5,555	$32,773	$36,696	$(40,877)	$34,147
Depreciation and amortization	4,960	4,255	3,862	9,603	22,680
Restructuring charges, net					9,306
AECL arbitration and legal costs					1,944
Impairment of long-lived assets					938
Change in fair value of embedded derivatives					(7,922)
Operating earnings from continuing operations					$7,201
(a)	excludes AECL arbitration and legal costs of $1.9 million
(b)	excludes impairment of long-lived assets of $0.9 million

Revenues by geographic location are summarized below:

Years ended October 31		Canada	US	Europe	Other	Total
	2011	$6,360	$178,213	$26,565	$62,889	$274,027
	2010	$6,775	$136,834	$20,831	$57,528	$221,968
	2009	$6,721	$127,351	$15,301	$62,324	$211,697

All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada. All of the goodwill is carried in Canada and allocated to Sterilization Technologies, $1.6 million, and Medical Isotopes, $0.9 million.

Significant customers
For the year ended October 31, 2011, one major customer in Medical Isotopes segment accounted for $60.8 million or 22% (2010 ― $20.6 million or 9%; 2009 ― $38.4 million or 17%) of the Company's revenues.

Commitments and Contingencies	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
25.	Commitments and Contingencies

Leases and other commitments

The Company is obligated under non-cancelable operating leases, primarily for its offices and equipment. These leases generally contain customary scheduled rent increases or escalation clauses and renewal options.

The Company is also obligated under outsourcing agreements related to certain aspects of its information technology and human resources support functions. Actual amounts paid under these outsourcing agreements could be higher or lower than the amounts shown below as a result of changes in volume and other variables. In addition, early termination of these outsourcing agreements by the Company could result in the payment of termination fees, which are not reflected in the table below.

As of October 31, 2011, the Company is obligated under non-cancelable operating leases, primarily for its premises and equipment leases and other long-term contractual commitments to make minimum annual payments of approximately:

Years ended October 31	Operating Leases	Other Contractual Commitments
2012	$3,563	$42,361
2013	3,062	52,205
2014	2,058	74,341
2015	1,917	61,104
2016	1,935	71,703
Thereafter	5,335	233,597
	$17,870	$535,311

Notes to Consolidated Financial Statements
[All amounts in thousands of U.S. dollars, except where noted]

Net rental expense for premises and equipment leases for the year ended October 31, 2011 was $1.3 million (2010 ― $16.6 million; 2009 ― $19.9 million).

Contractual commitments
Included in other contractual commitments is over $490 million associated with long-term supply arrangements primarily with domestic and international suppliers of isotopes. Other contractual commitments also include a $2.3 million (2010 ― $5.4 million) relating to the outsourcing of the information technology infrastructure. The terms of these long-term supply or service arrangements range from 1 to 13 years. The amounts purchased under these contractual commitments for the year ended October 31, 2011 are $45.9 million (2010 ― $47.3 million; 2009 ― $56.3 million).

Net sales of certain products of the Company are subject to royalties payable to third parties. Royalty expense recorded in direct cost of revenues for the year ended October 31, 2011 amounted to $1.6 million (2010 ― $3.6 million; 2009 ― $5.8 million).

Captive insurance liability
The Company is self-insured for up to the first $5 million of costs incurred relating to a single liability claim in a year and to $10 million in aggregate claims arising during an annual policy period. The Company provides for unsettled reported losses and losses incurred but not reported based on an independent review of all claims made against the Company. Accruals for estimated losses related to captive insurance are $7.1 million as of October 31, 2011 (2010 ― $10.3 million) which are recorded in accrued liabilities (Note 11) and other long-term liabilities (Note 14).

Retained liabilities related to Early Stage
Subsequent to the sale of Early Stage, Nordion has retained litigation claims and other costs associated with the U.S. FDA's review of the Company's bioanalytical operations (Note 11) and certain other contingent liabilities in Montreal, Canada. Nordion has also retained certain liabilities related to pre-closing matters, a defined benefit pension plan for certain U.S. employees, and lease obligations for two office locations in King of Prussia, Pennsylvania and Bothell, Washington. The cost of future lease payments offset by expected sublease revenue, where applicable, is estimated at approximately $1.8 million.

Indemnities and guarantees
In connection with various divestitures that the Company underwent, Nordion has agreed to indemnify various buyers for actual future damage suffered by the buyers related to breaches, by Nordion, of representations and warranties contained in the purchase agreements. In addition, Nordion has retained certain existing and potential liabilities arising in connection with such operations related to periods prior to the closings. To mitigate Nordion's exposure to these potential liabilities, the Company maintains errors and omissions and other insurance. Nordion is not able to make a reasonable estimate of the maximum potential amount that the Company could be required to pay under these indemnities. The Company has not made any significant payments under these types of indemnity obligations in the past, however, the Company has had discussions with buyers related to certain indemnities provided.

Litigation	12 Months Ended
Oct. 31, 2011
Litigation [Abstract]
Litigation
26.	Litigation

During fiscal 2009, the Company was served with a Complaint related to repeat study and mitigation costs of $10 million and lost profits of $70 million. This action relates to certain bioequivalence studies carried out by the Company's former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 11). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed an Answer and intends to vigorously defend this action.

During fiscal 2009, the Company was served with a Statement of Claim related to repeat study and mitigation costs of $5.0 million
(C$5 million) and loss of profit of $30.1 million (C$30 million). This action relates to certain bioequivalence studies carried out by the Company's former MDS Pharma Services business unit at the Montreal, Canada facility from January 1, 2000, to December 31, 2004. The Company maintains reserves in respect of repeat study costs as well as errors and omissions insurance. Nordion has assessed this claim and has accrued amounts related to the direct costs associated with the repeat study costs in the FDA provision (Note 11). No specific provision has been recorded related to the claim for lost profit, other than insurance deductible liabilities included in accrued liabilities. The Company has filed a Statement of Defence and intends to vigorously defend this action.

The Company is involved in an arbitration related to the MAPLE Facilities and an associated lawsuit with AECL and the Government of Canada.  AECL and the Government of Canada unilaterally announced in fiscal 2008 their intention to discontinue the development work on the MAPLE Facilities.  At the same time, AECL and the Government of Canada also publicly announced that they would continue to supply medical isotopes from the current NRU reactor, and would pursue a license extension of the NRU reactor operations past the expiry date, at the time, of October 31, 2011.  On July 8, 2008, Nordion served AECL with a notice of arbitration proceedings seeking an order to compel AECL to fulfill its contractual obligations under an agreement entered into with AECL in February 2006 (the 2006 Agreement) to complete the MAPLE Facilities and, in the alternative and in addition to such order, seeking significant monetary damages.  In the lawsuit, Nordion is claiming $1.6 billion (C$1.6 billion) in damages from AECL and the Government of Canada. Nordion's current emphasis is on arbitration proceedings which continue broadly along the planned schedule. Due to changes in scheduling, the Company now expects hearings for the arbitration to extend into the second quarter of fiscal 2012 and expects a decision from the panel thereafter.  Under the arbitration provisions, the parties have limited appeal rights as to matters of law.  In addition to the legal proceedings initiated by Nordion against AECL and the Government of Canada, the Company is currently exploring supply alternatives to mitigate the lack of supply from AECL, for both the long-term supply of reactor-based medical isotopes and isotopes produced by other modalities.  The Company has also urged the Government of Canada and AECL to consult with international experts and obtain their assistance toward activating the MAPLE Facilities project.

Asset Retirement Obligation	12 Months Ended
Oct. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation
27.	Asset Retirement Obligation (ARO)
The Company's ARO represents the present value of future remediation costs, which are recorded in other long-term liabilities (Note 14) and increased the carrying amounts of the related assets in property, plant and equipment, net in the consolidated statements of financial position. The capitalized future site remediation costs are depreciated and the ARO is accreted over the life of the related assets which is included in depreciation and amortization expense in “Operating income (loss) from continuing operations”.

During the fourth quarter of fiscal 2010, the Company reassessed cost estimates and other assumptions used in the valuation of ARO based on new information available and changes in circumstances including regulatory requirements and established $5.5 million of additional ARO for its facility in Kanata, Ontario.

The fair value of the ARO is determined based on estimates. Considerable management judgment is required in estimating these obligations. The key assumptions include credit adjusted risk free interest rate, timing and the estimate of the remediation activities. Changes in these assumptions based on future information may result in adjustments to the estimated obligations over time.

A reconciliation of the ARO for the years ended October 31, 2011 and 2010 is as follows:

As of October 31	2011	2010
Asset retirement obligation – beginning of year	$10,598	$4,474
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	5,457
Accretion expense	843	396
Foreign exchange and other	250	271
Asset retirement obligation – end of year	$11,691	$10,598

The Company has pledged a $15.5 million (October 31, 2010 ― $15.1 million) letter of credit in support of future site remediation costs.

Comparative Figures	12 Months Ended
Oct. 31, 2011
Comparative Figures [Abstract]
Comparative Figures
28.	Comparative Figures
Certain figures for the prior period have been reclassified to conform to the current period's consolidated financial statements presentation.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements have been prepared in United States (U.S.) dollars, the Company's reporting currency, and in accordance with U.S. generally accepted accounting principles (GAAP) applied on a consistent basis.

Principles of consolidation
Principles of consolidation
The consolidated financial statements of the Company reflect the assets and liabilities and results of operations of all subsidiaries and entities of which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated. The results of operations disposed of are included in the consolidated financial statements up to the date of disposal.

The equity method of accounting is used for investments in entities for which the Company does not have the ability to exercise control, but has significant influence.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's estimates are based on the facts and circumstances available at the time estimates are made, historical experience, risk of loss, general economic conditions and trends, and the Company's assessments of the probable future outcomes of these matters. Actual results could differ from those estimates. Estimates and assumptions are reviewed periodically, and the effects of changes, if any, are reflected in the consolidated statements of operations in the period in which they are determined.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents include cash on hand, balances with banks, demand deposits, and investments with maturities of three months or less at the time the investment is made. The fair value of cash and cash equivalents approximates the carrying amounts shown in the consolidated statements of financial position.

Restricted cash
Restricted cash
Restricted cash, which is included in other long-term assets, includes cash held for specific purposes which is not readily available to be used in the Company's operations related to insurance liabilities.  Historically, restricted cash has also included escrow amounts related to divestitures and collateral for letters of credit issued by the Company.

Allowance for doubtful accounts
Allowance for doubtful accounts
The Company maintains an allowance for doubtful accounts based on a variety of factors, including the length of time the receivables are past due, macroeconomic conditions, significant one-time events, historical experience and the financial condition of customers. The Company records a specific reserve for individual accounts when it becomes aware of a customer's inability to meet its financial obligations, such as in the case of bankruptcy filings or deterioration in the customer's operating results or financial position. If circumstances related to a customer change, the Company would further adjust estimates of the recoverability of receivables.

Inventories
Inventories
Inventories of raw materials and supplies are recorded at the lower of cost or market value, determined on a first-in, first-out (FIFO) basis.  Finished goods and work-in-process include the cost of material, labor and manufacturing overhead and are recorded on a FIFO basis at the lower of cost or market. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment, including assets under capital leases, are carried in the accounts at cost less accumulated depreciation.  Gains and losses arising on the disposal of individual assets are recognized in income in the period of disposal.

The costs associated with modifications to facilities owned by others to permit isotope production are deferred and recorded as facility modifications and amortized over the expected contractual production.

Costs, including financing charges and certain design, construction and installation costs, related to assets that are under construction and are in the process of being readied for their intended use are recorded as construction in-progress and are not subject to depreciation.

Depreciation, which is recorded from the date on which each asset is placed into service, is generally provided for on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

Buildings	25 ― 40 years
Equipment	3 ― 20 years
Furniture and fixtures	3 ― 10 years
Computer systems	3 ― 7 years
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured

Asset retirement obligations
Asset retirement obligations
The Company records asset retirement obligation costs associated with the retirement of tangible long-lived assets. The Company reviews legal obligations associated with the retirement of these long-lived assets. If it is determined that a legal obligation exists and it is probable that this liability will ultimately be realized, the fair value of the liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of the liability is added to the carrying amount of the associated asset and this additional carrying amount is depreciated over the expected life of the asset. The present value of the asset retirement obligation is accreted with the passage of time to its expected settlement fair value.

Goodwill
Goodwill
Goodwill is not amortized but is tested for impairment, at least annually. The Company tests goodwill during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist. The Company first assesses qualitative factors to determine whether it is necessary to perform the two step quantitative goodwill impairment test. If it is determined that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company utilizes the two-step quantitative approach.  The first step requires a comparison of the carrying value of the reporting units to the fair value of these units. The Company estimates the fair value of its reporting units through internal analyses and valuation, utilizing an income approach based on the present value of future cash flows. If the carrying value of a reporting unit exceeds its fair value, the Company will perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit's goodwill with its carrying value. The implied fair value of goodwill is determined in the same manner that the amount of goodwill recognized in a business combination is determined. The Company allocates the fair value of a reporting unit to all of the assets and liabilities of that unit, including intangible assets, as if the reporting unit had been acquired in a business combination. Any excess of the value of a reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of goodwill.

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates the carrying value of long-lived assets, including property, plant and equipment, for potential impairment when events and circumstances warrant a review. Factors that the Company considers important that could trigger an impairment review include, but are not limited to, significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets or the strategy for the Company's overall business, significant negative industry or economic trends, a significant adverse legal or regulatory development, a significant decline in the Company's stock price for a sustained period, and the Company's market capitalization relative to its net book value. In assessing long-lived assets for impairment, assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

The carrying value of a long-lived asset is considered impaired when the anticipated net recoverable amount of the asset is less than its carrying value.  In that event, a loss is recognized in an amount equal to the difference between the carrying value and fair value less costs of disposal by a charge to income.  The anticipated net recoverable amount for a long-lived asset is an amount equal to the anticipated undiscounted cash flows net of directly attributable general and administration costs, carrying costs, and income taxes, plus the expected residual value, if any.

When required, the fair values of long-lived assets are estimated using accepted valuation methodologies, such as discounted future net cash flows, earnings multiples, or prices for similar assets, whichever is most appropriate under the circumstances.

Long-term investments
Long-term investments
The Company accounts for long-term investments where it has the ability to exercise significant influence using the equity method of accounting. In situations where the Company does not exercise significant influence over a long-term investee that is not publicly listed, the investments are recorded at cost. Investments in public companies are carried at fair value. The Company periodically reviews these investments for impairment. In the event the carrying value of an investment exceeds its fair value and the decline in fair value is determined to be other than temporary, the Company writes down the value of the investment to its fair value.

Leases
Leases
Leases entered into by the Company in which substantially all of the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases, and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. Property, plant, and equipment under capital leases are depreciated, to the extent that these assets are in continuing operations, based on the useful life of the asset.  All other leases in continuing operations are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.

Revenue recognition
Revenue recognition
Revenues are recorded when title to goods passes or services are provided to customers, the price is fixed or determinable, and collection is reasonably assured. For the majority of product revenues, title passes to the buyer at the time of shipment and revenue is recorded at that time.

The Company recognizes revenue and related costs for arrangements with multiple deliverables as each element is delivered or completed based upon fair value as determined by vendor-specific objective evidence of selling price or third-party evidence of selling price. If neither vendor-specific objective evidence nor third-party evidence of a selling price is available for any undelivered element, revenue for all elements is calculated based on an estimated selling price method. When a portion of the customer's payment is not due until acceptance, the Company defers that portion of the revenue until acceptance has been obtained. Revenue for training is deferred until the service is completed.  Revenue for extended service contracts is recognized ratably over the contract period. Provisions for discounts, warranties, rebates to customers, returns and other adjustments are provided for in the period the related sales are recorded.

Warranty costs
Warranty costs
A provision for warranties is recognized when the underlying products or services are recorded as revenues. The provision is based on estimated future costs using historical labor and material costs to estimate costs that will be incurred in the warranty period.

Stock-based compensation
Stock-based compensation
The fair value of stock options is recognized as compensation expense on a straight-line basis over the applicable stock option vesting period. The expense is included in selling, general, and administration expenses in the consolidated statements of operations and as additional paid-in capital grouped within shareholders' equity on the consolidated statements of financial position. The consideration received on the exercise of stock options is credited to share capital at the time of exercise along with the associated amount of additional paid-in capital.

Certain incentive compensation plans of the Company base the determination of compensation to be paid in the future on the price of the Company's publicly traded shares at the time of payment or time of the grant date. Expenses related to these plans are recorded as a liability and charged to income over the period in which the amounts are earned, based on an estimate of the current fair value of amounts that will be paid in the future.

Pension, post-retirement and other post-employment benefit plans
Pension, post-retirement and other post-employment benefit plans
The Company offers a number of benefit plans that provide pension and other post-retirement benefits. The current service cost of benefit plans is charged to income. Cost is computed on an actuarial basis using the projected benefits method and based on management's best estimates of investment yields, salary escalation, and other factors.

The Company recognizes the funded status of its defined benefit plans on its consolidated statements of financial position; recognizes gains, losses, and prior service costs or credits that arise during the period that are not recognized as components of net periodic benefit (income) cost as a component of accumulated other comprehensive income, net of tax; measures its defined benefit plan assets and obligations as of the date of the Company's fiscal year-end consolidated statements of financial position; and discloses additional information in the notes to the consolidated financial statements about certain effects on net periodic benefit (income) cost for the next fiscal year that arise from delayed recognition of the gains or losses, prior service costs or credits, and transition assets or obligations.

The expected costs of post-employment benefits, other than pensions, for active employees are accrued in the years in which employees provide service to the Company. Adjustments resulting from plan amendments, experience gains and losses, or changes in assumptions are amortized over the remaining average service term of active employees. Other post-employment benefits are recognized when the event triggering the obligation occurs.

Research and development
Research and development
The Company conducts various research and development programs and incurs costs related to these activities, including employee compensation, materials, professional services, facilities costs, and equipment depreciation. Research and development programs costs, including those internally processed, are expensed in the periods in which they are incurred.

Clinical trial expenses
Clinical trial expenses
Other current assets and Other long-term assets include any clinical trial prepayments made to the clinical research organization (CRO).  Research and development expenses include clinical trial expenses associated with the CRO. The invoicing from the CRO for services rendered can lag several months. We accrue the cost of services rendered in connection with CRO activities based on our estimate of site management, monitoring costs, and project management costs and record them in accrued liabilities.  We maintain regular communication with the CRO to gauge the reasonableness of our estimates. Differences between actual clinical trial expenses and estimated clinical trial expenses recorded have not been material and are adjusted for in the period in which they become known.

Income taxes
Income taxes
Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The Company provides a valuation allowance against its deferred tax assets when it believes that it is more likely than not that the asset will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. The tax benefit of any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. To the extent, a full benefit is not expected to be realized on the uncertain tax position, an income tax liability is established. Interest and penalties on income tax obligations are included in income tax expense.

The calculation of the Company's tax liabilities involves dealing with uncertainties in the application of complex tax regulations in a multitude of jurisdictions that the Company has operated in globally. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from current estimates of the income tax liabilities. If the Company's estimate of income tax liabilities proves to be less than the ultimate assessment, an additional charge to income tax expense would result. If payment of these amounts ultimately proves to be less than the recorded amounts, the reversal of the income tax liabilities may result in income tax benefits being recognized in the period when it is determined that the estimated income tax liability is no longer required. All of these potential income tax liabilities are included in income taxes payable or netted against income taxes recoverable on the consolidated statements of financial position.

Investment tax credits related to the acquisition of assets are deferred and amortized to income on the same basis as the related assets, while those related to current expenses are included in the determination of income for the year.

Earnings per share
Earnings per share
Basic earnings per share is calculated by dividing net income by the weighted average number of Common shares outstanding during the year.

Diluted earnings per share is calculated using the treasury stock method, by dividing net income available to common shareholders by the sum of the weighted average number of Common shares outstanding and all additional Common shares that would have been outstanding shares arising from the exercise of potentially dilutive stock options during the year.

Foreign currency translation
Foreign currency translation
Although the Company reports its financial results in U.S. dollars, the functional currency of the Company's Canadian operations is Canadian dollars. The functional currencies of the Company's foreign subsidiaries are their local currencies. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currencies of operations at prevailing year-end exchange rates. Non-monetary assets and liabilities are translated into functional currencies at historical rates. Assets and liabilities of foreign operations with a functional currency other than U.S. dollars are translated into U.S. dollars at prevailing year-end exchange rates, while revenue and expenses of these foreign operations are translated into U.S. dollars at average monthly exchange rates. The Company's net investments in foreign subsidiaries are translated into U.S. dollars at historical exchange rates.

Exchange gains and losses on foreign currency transactions are recorded in other expenses, net. Upon the sale or upon complete or substantially complete liquidation of an investment in a foreign (non-Canadian functional currency) entity, the amount attributable to that entity and accumulated in the translation adjustment component of the equity is removed from the separate component of equity and reported as part of the gain or loss on sale or liquidation of the investment in the period during which the sale or liquidation occurs.
Exchange gains or losses arising on translation of the Company's net equity investments in these foreign subsidiaries and those arising on translation of foreign currency long-term liabilities designated as hedges of these investments are recorded in other comprehensive income (OCI). Upon reduction of the Company's investment in the foreign (non-Canadian) subsidiary, due to a sale or complete or substantially complete liquidation, the amount from the reporting currency translation as well as the offsetting amount from the translation of foreign currency long-term liabilities included in accumulated other comprehensive income (AOCI) is recognized in income.

Derivative financial instruments
Derivative financial instruments
In the normal course of business, the Company uses derivative financial instruments to manage foreign currency exchange rate risks. Derivative transactions are governed by a uniform set of policies and procedures covering areas such as authorization, counterparty exposure and hedging practices. Positions are monitored based on changes in foreign currency exchange rates and their impact on the market value of derivatives. Credit risk on derivatives arises from the potential for counterparties to default on their contractual obligations to the Company. The Company limits its credit risk by dealing with counterparties that are considered to be of high credit quality. The Company does not enter into derivative transactions for trading or speculative purposes. The Company records derivatives at fair value either as other current assets or accrued liabilities on the consolidated statements of financial position. The Company determines the fair value of the derivative financial instruments using relevant market inputs when no quoted market prices exist for the instruments. The fair value of the derivative financial instruments is determined by comparing the rates when the derivatives are acquired to the market rates at period-end. The key inputs include interest rate yield curves, foreign exchange spot and forward rates. The Company classifies cash flows from its derivative programs as cash flows from operating activities in the consolidated statements of cash flows.

The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. In order for a derivative to qualify for hedge accounting, the derivative must be formally designated as a fair value, cash flow or net investment hedge by documenting the relationship between the derivative and the hedged item. The documentation includes a description of the hedging instrument, the hedged item, the risk being hedged, the Company's risk management objective and strategy for undertaking the hedge, the method for assessing the effectiveness of the hedge and the method for measuring hedge ineffectiveness. Additionally, the hedge relationship must be expected to be highly effective at offsetting changes in either the fair value or cash flows of the hedged item at both inception of the hedge and on an ongoing basis. The Company assesses the ongoing effectiveness of its hedges on a quarterly basis.

Cash flow hedges
The Company's hedging activities include a hedging program to hedge the economic exposure from anticipated U.S. dollar denominated sales. The Company hedges a portion of these forecasted foreign denominated sales with forward exchange contracts. These transactions are designated as cash flow hedges and are accounted for under the hedge accounting. The Company hedges anticipated U.S. dollar denominated sales that are expected to occur over its planning cycle, typically no more than 12 months into the future.  The effective portion of the hedge gain or loss is initially reported as a component of accumulated other comprehensive income and subsequently reclassified into revenues when the hedged exposure affects earnings. Any ineffective portion of related gains or losses is recorded in the consolidated statements of operations immediately.

Other derivatives
Derivatives not designated as hedges are recorded at fair value on the consolidated statements of financial position, with any changes in the mark to market being recorded in the consolidated statements of operations. Interest rate swap contracts may be used as part of the Company's program to manage the fixed and floating interest rate mix of the Company's total debt portfolio and the overall cost of borrowing. The Company uses short-term foreign currency forward exchange contracts to hedge the revaluations of the foreign currency balances. The Company has also identified embedded derivatives in certain supply contracts.

Comprehensive income
Comprehensive income
The Company defines comprehensive income as net income plus the sum of the changes in unrealized gains (losses) on derivatives designated as cash flow hedges, unrealized gains (losses) on translation of debt designated as a hedge of the net investment in self-sustaining foreign subsidiaries, unrealized gains (losses) on pension liability adjustments, foreign currency translation gains (losses) on self-sustaining foreign subsidiaries and an unrealized gain (loss) on translation resulting from the application of U.S. dollar reporting and is presented in the consolidated statements of shareholders' equity and comprehensive income (loss), net of income taxes.

Divestitures and Discontinued Operations (Tables)	12 Months Ended
Oct. 31, 2011
Divestitures and Discontinued Operations [Abstract]
Divestiture, loss on disposal
The following table details the loss on sale of MDS Nordion S.A.:
Proceeds	$	nominal
Capital infusion in cash		(18,478)
Working capital and inventory adjustments		(2,753)
Net negative proceeds		(21,231)
Net liabilities disposed of		3,212
Release of unrealized translation gain in accumulated other comprehensive income		4,629
Release of unrealized actuarial loss of defined benefit pension in accumulated other comprehensive income		(1,616)
Transaction costs and other accruals		(649)
Loss on sale of MDS Nordion S.A.		$(15,655)

Divestiture, disposed net assets (liabilities)
The following table details the net assets (liabilities) of MDS Nordion S.A. disposed of:
Accounts receivable	$4,451
Inventories	3,386
Property, plant and equipment, net	1,472
Other assets	255
Accounts payable and accrued liabilities	(7,677)
Other liabilities	(5,099)
Net liabilities	$(3,212)

Discontinued operations, assets and liabilities
The following table details the assets and liabilities of discontinued operations:

As of October 31	2011(a)	2010(b)
Accounts receivable	$869	$6,053
Inventories	-	2,488
Property, plant and equipment, net	-	2,800
Other assets	67	380
Assets of discontinued operations	$936	$11,721

Accounts payable and accrued liabilities	$2,967	$17,709
Long-term debt	-	2,318
Deferred tax liabilities	5	166
Other liabilities	1,107	3,859
Liabilities of discontinued operations	$4,079	$24,052
(a)	Represents the assets and liabilities remaining after the sales of MDS Nordion S.A. and MDS Pharma Services Early Stage (Early Stage).
(b)	Represents the assets and liabilities of MDS Nordion S.A. and remaining assets and liabilities after the sale of Early Stage.

Discontinued operations, operating results
The following table details the operating results of the Company's MDS Nordion S.A. discontinued operations:

Years ended October 31	MDS Nordion S.A.
	2011	2010	2009
Revenues	$7,914	$18,384	$19,566
Costs and other expenses	12,497	31,852	28,383
Impairment of long-lived assets	-	7,286	-
Operating loss	(4,583)	(20,754)	(8,817)
Loss on the sale of discontinued operations	(15,655)	-	-
Other, net	(74)	(139)	(21)
Income tax recovery	729	1,361	1,377
Loss from discontinued operations, net of income taxes	$(19,583)	$(19,532)	$(7,461)

Discontinued operations, operating results of discontinued operations
The following table details the operating results of the Company's MDS Pharma Services and MDS Analytical Technologies discontinued operations:

Years ended October 31	MDS Pharma Services			MDS Analytical Technologies			Total
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Revenues	$-	$67,311	$441,811	$-	$80,201	$359,165	$-	$147,512	$800,976
Costs and other expenses	995	114,624	457,015	9,660	81,140	379,654	10,655	195,764	836,669
Impairment of long-lived assets	-	13,700	25,699	-	-	-	-	13,700	25,699
Impairment of goodwill	-	-	29,890	-	-	-	-	-	29,890
Operating loss	(995)	(61,013)	(70,793)	(9,660)	(939)	(20,489)	(10,655)	(61,952)	(91,282)
(Loss) gain on the sale of discontinued operations	-	(59,287)	(45,531)	-	5,975	-	-	(53,312)	(45,531)
Equity (loss) gain(b)	-	-	(244)	-	14,867	32,739	-	14,867	32,495
Other, net(a)	(12)	(216)	(3,344)	(3)	(26,529)	(11,716)	(15)	(26,745)	(15,060)
Income tax (expense) recovery	(2,302)	15,616	3,741	5,900	(17,136)	(7,954)	3,598	(1,520)	(4,213)
Loss from discontinued operations, net of income taxes	$(3,309)	$(104,900)	$(116,171)	$(3,763)	$(23,762)	$(7,420)	$(7,072)	$(128,662)	$(123,591)
(a) All of the interest on the senior unsecured notes was allocated to discontinued operations as the Company repaid its senior unsecured notes following the completion of the sale of MDS Analytical Technologies in the first quarter of fiscal 2010. As part of the redemption of the senior unsecured notes, the Company made a make-whole payment of $23.3 million, which was included in interest expense in fiscal 2010.

(b)  MDS Analytical Technologies included two joint ventures, AB/MDS and PKI/Sciex. Under the terms of these joint venture arrangements, the Company provided manufacturing, research and development and administrative support for the joint venture partnerships on an outsourced service provider basis. All costs, including selling, general and administration expenses, incurred by the Company for direct materials, labor, travel, consulting, and other related expenses, were billed to the joint ventures at cost and recorded as revenue. The Company did not recognize any profits from the sales to the joint ventures as the amounts were billed without any markups. The joint ventures realized net income when products and services were sold to a third-party customer. The Company recorded its share of realized profits from the joint ventures as equity earnings, which is included in “Loss from discontinued operations, net of income taxes”.

Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable Components
As of October 31	2011	2010
Trade accounts receivable	$37,203	$33,615
Other receivables(a)	1,966	6,939
	39,169	40,554
Allowance for doubtful accounts	(170)	(83)
Accounts receivable	$38,999	$40,471

Inventories (Tables)	12 Months Ended
Oct. 31, 2011
Inventories [Abstract]
Components of Inventory
As of October 31	2011	2010
Raw materials and supplies	$31,611	$26,211
Work-in-process	354	1,141
Finished goods	267	1,002
	32,232	28,354
Allowance for excess and obsolete inventory	(1,637)	(1,771)
Inventories	$30,595	$26,583

Property, Plant, and Equipment (Tables)	12 Months Ended
Oct. 31, 2011
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
As of October 31	2011		2010
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Land	$2,834	$-	$2,769	$-
Buildings	82,800	43,060	80,928	40,466
Equipment	80,627	56,923	82,303	60,625
Furniture and fixtures	1,608	1,566	2,358	2,124
Computer systems	77,869	73,112	81,780	69,548
Leasehold improvements	10,752	1,046	13,543	3,527
Facility modifications	36,418	26,462	34,991	22,062
Construction in-progress	6,951	-	9,954	-
	299,859	$202,169	308,626	$198,352
Accumulated depreciation	(202,169)		(198,352)
Property, plant and equipment	$97,690		$110,274

Long Term Investments (Tables)	12 Months Ended
Oct. 31, 2011
Long Term Investments [Abstract]
Long Term Investments
As of October 31	2011	2010
Investment in Celerion(a)	$1,473	$1,464
Investment in Lumira Capital Corp.(b)	-	1,030
Other long-term investments(c)	-	1,557
Long-term investments	$1,473	$4,051

(a) Investment in Celerion, Inc. (Celerion)
On March 5, 2010, as part of the consideration for the sale of Early Stage, Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 9(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.5 million as of October 31, 2011. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk.

Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 9(c)) is currently estimated to be $22.2 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.

(b) Investment in Lumira Capital Corp. (Lumira)
Long-term investments include an investment in Lumira, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of Lumira other than to obtain its share of earnings and losses. During fiscal 2011, the Company reported equity loss of $0.1 million (2010 ― $0.7 million; 2009 ― $nil) from the investment in Lumira. The Company's exposure to losses is limited to its investment of $nil (October 31, 2010 ― $1.0 million). During the second quarter of fiscal 2011, the Company received $1.3 million in cash dividends from Lumira which reduced its investment to $nil with the remaining $0.4 million included in dividend income.

(c) Other long-term investments
During the second quarter of fiscal 2011, the Company disposed of its available for sale investment in a marketable equity security for cash proceeds of $1.7 million.

Other Long Term Assets (Tables)	12 Months Ended
Oct. 31, 2011
Other Long Term Assets [Abstract]
Components of Other Long-Term Assets
As of October 31	2011	2010
Restricted cash(a)	$5,847	$32,439
Financial instrument pledged as security on long-term debt(b)	40,048	39,986
Long-term notes receivable(c)	20,721	27,186
Pension assets (Note 23)	9,748	8,944
Goodwill (Note 10)	2,532	2,474
Other(d)	2,349	-
Other long-term assets	$81,245	$111,029

(a)      Restricted cash
As of October 31, 2011, restricted cash of $5.8 million (October 31, 2010 ― $10.0 million) is related to funds for insurance liabilities. During the fourth quarter of fiscal 2011 $5.0 million of cash proceeds held in escrow related to the sale of MDS Pharma Services Phase II-IV was released to cash.

(b)      Financial instrument pledged as security on long-term debt
The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt from the Government of Canada related to the construction of the MAPLE Facilities. The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2011 is $44.1 million (October 31, 2010 ― $43.9 million), of which $4.1 million (October 31, 2010 ― $3.9 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $51.7 million (October 31, 2010 ― $52.4 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.

(c)       Long-term notes receivable

Atomic Energy of Canada Limited (AECL)
In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable is repayable monthly over four years commencing November 1, 2008. The long-term note receivable is net of an unamortized discount based on an imputed interest rate of 4.45%. The carrying value of the long-term note receivable as of October 31, 2011 is $12.0 million (October 31, 2010 ― $24.0 million), of which the entire $12.0 million (October 31, 2010 ― $13.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $13.3 million (October 31, 2010 ― $25.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable. All scheduled monthly payments due have been received.

Celerion
On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received the Note with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum. Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a TSA that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. The carrying value of the Note, including interest and accretion as of October 31, 2011 is $20.7 million (October 31, 2010 – $16.2 million). The fair value of the Note as of October 31, 2011 is $20.7 million, which includes $7.9 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $28.6 million.  The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
(d)	Other
Includes the long-term portion of the TheraSphere® clinical trials' prepayment, the deferred charges relating to the credit facility and other long-term receivables and assets.

Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
As of October 31	2011	2010
Employee-related accruals(a)(Note 22)	$6,716	$11,166
FDA provision(b)	8,325	8,620
Captive insurance liability (Note 25)	4,492	6,402
Restructuring provision (Note 18)	4,004	7,356
AECL revenue share and waste disposal	3,004	6,677
Accrued transaction costs and closing adjustments for divestitures and discontinued operations	41	13,470
Other(c)	26,332	24,366
Accrued liabilities	$52,914	$78,057

(a)      Includes annual incentive payout accruals of $2.5 million (October 31, 2010 - $6.4 million).

(b)      The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's discontinued bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations were part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage. The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded payments of $0.2 million (2010 ― $9.9 million; 2009 ― $10.3 million) for the year ended October 31, 2011. As of October 31, 2011, management believes that the remaining provision of $8.3 million (October 31, 2010 ― $8.6 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs. Included in this potential liability are amounts for twolegal claims the Company has been served with related to repeat study costs (Note 26).

(c)      Other includes the settlement accrual for the arbitration with Life (Note 3), derivative liabilities, royalties, tax reassessments and various miscellaneous payables.

Long Term Debt (Tables)	12 Months Ended
Oct. 31, 2011
Long-term debt [Abstract]
Long term-debt
As of October 31	Maturity	2011	2010
Total long-term debt	2012 to 2015	$44,330	$44,150
Current portion of long-term debt		(4,156)	(4,050)
Long-term debt		$40,174	$40,100

Principal repayments of long-term debt over the next five fiscal years	Principal repayments of long-term debt over the next five fiscal years and thereafter are as follows:
2012	$4,156
2013	3,941
2014	3,816
2015	32,417
2016	-
Thereafter	-
$44,330

Deferred Revenue (Tables)	12 Months Ended
Oct. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred revenue
As of October 31	2011	2010
Payment in advance of services rendered	$1,115	$4,872
Deferred credit related to government loan(a)	3,467	5,348
Deposits for reimbursable costs(b)	1,093	6,343
Other	-	410
	5,675	16,973
Less: current portion	(1,820)	(7,542)
Long-term portion of deferred revenue	$3,855	$9,431

(a)      The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining five-year term of the debt using the sum of the years' digits method.

(b)      For the year ended October 31, 2011, $3.3 million of deferred revenue for facilities and equipment paid by a customer was released upon the contract cancellation.

Other Long Term Liabilities (Tables)	12 Months Ended
Oct. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
As of October 31	2011	2010
Post-retirement obligations (Note 23)	$18,259	$18,145
Asset retirement obligation (Note 27)	11,691	10,598
Captive insurance liability (Note 25)	2,616	3,860
Restructuring provision (Note 18)	3,617	4,153
Other	3,436	2,410
Other long-term liabilities	$39,619	$39,166

Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2011
Earnings Per Share [Abstract]
Earnings per share
The following table illustrates the reconciliation of the denominator in the computations of the basic and diluted earnings per share:

(number of shares in thousands)	2011	2010	2009
Weighted average number of Common shares outstanding – basic	64,719	89,279	120,137
Impact of stock options assumed exercised	90	1	-
Weighted average number of Common shares outstanding – diluted	64,809	89,280	120,137
Basic and diluted income (loss) per share from continuing operations	$0.67	$(0.94)	$(0.03)
Basic and diluted loss per share from discontinued operations	(0.41)	(1.66)	(1.09)
Basic and diluted income (loss) per share	$0.26	$(2.60)	$(1.12)

Share Capital (Tables)	12 Months Ended
Oct. 31, 2011
Share Capital [Abstract]
Roll forward of share capital
	Common Shares
(number of shares in thousands)	Number	Amount
Balance as of October 31, 2008	120,137	$488,908
Other	-	(100)
Balance as of October 31, 2009	120,137	488,808
Issued	42	327
Repurchased and cancelled	(52,941)	(215,304)
Other	-	28
Balance as of October 31, 2010	67,238	273,859
Repurchased and cancelled	(4,860)	(19,775)
Other	-	(8)
Balance as of October 31, 2011	62,378	$254,076

Financial Instruments and Financial Risk (Tables)	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional and fair value of all derivative instruments
The following table provides the fair value of all Company derivative instruments:

As of October 31	2011	2010
	Fair Value	Fair Value
Assets
Embedded derivatives(a)	$11,584	$10,520
Foreign currency forward contracts under cash flow hedges(b)	$88	$-
Foreign currency forward contracts not under hedging relationships(c)	$183	$-
Liabilities
Embedded derivatives(a)	$370	$1,955
Foreign currency forward contracts under cash flow hedges(b)	$57	$-
Foreign currency forward contracts not under hedging relationships(c)	$148	$-
(a) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
(b) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
(c) As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.

Summary of activities of derivative instruments
The following table summarizes the activities of the Company's derivative instruments:

Years ended October 31	2011	2010	2009
Realized loss on foreign currency forward contracts under cash flow hedges	$219	$-	$-
Unrealized gain on foreign currency forward contracts under cash flow hedges	$(55)	$-	$-
Realized gain on foreign currency forward contracts not under cash flow hedges	$(327)	$-	$-
Unrealized loss on foreign currency forward contracts not under cash flow hedges	$10	$-	$-
Unrealized gain on embedded derivatives recorded in change in fair value of embedded derivatives(a)	$(2,649)	$(13,050)	$(7,922)
Reclassification of realized gain recorded in OCI relating to net investment hedge	$-	$(146,638)	$-
Unrealized gain recorded in OCI relating to net investment hedges(b)	$-	$(2,400)	$(23,645)
(a)	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 ― $0.5 million; 2009 ― $(1.1) million) for the year ended October 31, 2011.
(b)	No ineffectiveness was recorded in income for the year ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.

Financial assets and liabilities measured at fair value
The following table discloses the Company's financial assets and liabilities measured at fair value on a recurring basis:

			As of October 31, 2011
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$100	$-	$-	$100
Derivative assets (Note 7)	$-	$446	$11,409	$11,855
Derivative liabilities (Note 11(c))	$-	$575	$-	$575

			As of October 31, 2010
Description	Level 1	Level 2	Level 3	Total
Cash equivalents	$7,600	$-	$-	$7,600
Available for sale (Note 8(c))	$1,557	$-	$-	$1,557
Derivative assets (Note 7)	$-	$6	$10,514	$10,520
Derivative liabilities (Note 11(c))	$-	$1,955	$-	$1,955

Changes in Level 3 fair value category
The following table presents the changes in the Level 3 fair value category:
Year ended October 31, 2011
Description	As of October 31 2010	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2011
		Earnings	Other
Derivative assets (Note 7)	$10,514	$-	$895	$-	$-	$11,409

Year ended October 31, 2010
Description	As of October 31 2009	Net Realized/ Unrealized Gains (Losses) included in		Purchases, Sales, Issuance and (Settlements), net	Transfers in and/or out of Level 3	As of October 31 2010
		Earnings	Other
Derivative assets (Note 7)	$-	$-	$-	$10,514	$-	$10,514
Asset backed commercial paper	$10,713	$(299)	$-	$(10,414)	$-	$-

Restructuring Charges (Tables)	12 Months Ended
Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring activities related to continuing operations
The table below provides an analysis of the Company's restructuring activities related to its continuing operations until October 31, 2011.
	Expenses				Cumulative Activities		Balance as of October 31
	2011	2010	2009	Total	Cash	Non-Cash	2011
Workforce reductions	$1,217	$42,161	$9,306	$52,684	$(49,031)	$(1,000)	$2,653
Contract cancellation charges	375	7,175	-	7,550	(3,793)	1,211	4,968
Other	-	13,195	-	13,195	(13,181)	(14)	-
Restructuring charges	$1,592	$62,531	$9,306	$73,429	$(66,005)	$197	$7,621

Other Expenses, Net (Tables)	12 Months Ended
Oct. 31, 2011
Other Expenses [Abstract]
Other expenses, net
19.	Other Expenses, Net

Years ended October 31	2011	2010	2009
Research and development	$5,629	$4,533	$4,035
Write-down of investments and other long-term assets	-	1,632	938
(Gain) loss on sale of investment	(1,691)	1,054	-
Foreign exchange loss(a)	4,336	32,003	4,735
Other(b)	275	(14,165)	(551)
Other expenses, net	$8,549	$25,057	$9,157

(a) The foreign exchange loss for the year ended October 31, 2010 was primarily a result of the revaluation of the $450.0 million of proceeds from the sale of MDS Analytical Technologies (Note 3) that were held in a Canadian dollar functional currency entity in U.S. dollars to fund the substantial issuer bid. The offset to this non-cash revaluation loss is reflected as foreign currency translation gain in AOCI as part of shareholders' equity.

(b) Included in other is TSA revenue of $0.5 million (2010 ― $14.0 million; 2009 ― $0.6 million) for the year ended October 31, 2011, relating to the sales of MDS Pharma Services Phase II-IV, Central Labs and Early Stage.

Income Taxes (Tables)	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of income from continuing operations before income taxes
The components of the Company's income (loss) from continuing operations before income taxes and the related provision for income taxes are presented below:

Years ended October 31	2011	2010	2009
Canadian	$57,453	$(61,247)	$5,314
Foreign	3,171	(22,382)	6,529
Income (loss) from continuing operations before income taxes	$60,624	$(83,629)	$11,843

Components of income tax expense
The components of the income tax expense are as follows:

Years ended October 31	2011	2010	2009
Canadian income tax expense (recovery)
Current	$12,851	$(9,615)	$2,485
Deferred	3,666	(6,998)	1,452
Foreign income tax expense
Current	605	1,308	11,903
Deferred	-	15,492	192
Income tax expense	$17,122	$187	$16,032

Reconciliation of expected income tax (recovery) expense
A reconciliation of expected income taxes to reported income tax expenses is provided below.

Years ended October 31	2011	2010	2009
Expected income tax expense (recovery) at the 27% (2010 – 30%; 2009 – 32%) statutory rate	$16,372	$(25,050)	$3,792
Increase (decrease) in taxes as a result of:
Change in valuation allowance on deferred tax assets	(406)	19,599	10,335
Other investment write downs	(109)	-	-
Tax (benefit) liability arising on utilization of R&D tax credits	(438)	(11)	1,032
Net changes in reserves for uncertain tax positions(a)	1,398	(10,217)	3,455
Foreign earnings taxed at rates different from the statutory rate	(1,166)	1,726	(1,252)
Stock-based compensation	471	269	1,277
Impact of income tax rate changes	-	1,065	-
Deferred tax rate differential	788	(562)	-
Non-deductible foreign exchange losses	-	6,950	-
Provision to previously filed tax returns	(671)	4,188	-
Impact of non-deductible expenses and other differences	883	2,230	(2,607)
Reported income tax expense	$17,122	$187	$16,032
(a) Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Components of deferred tax assets and liabilities
Components of the deferred tax assets and liabilities consist of the following temporary differences:

As of October 31	2011	2010
Tax benefit of losses carried forward	$99,498	$116,684
Tax basis in excess of book value	9,756	9,304
Investment tax credits	65,283	52,150
Provisions and reserves	(2,195)	1,981
Other comprehensive income	8,609	6,830
Deferred tax assets before valuation allowance	180,951	186,949
Valuation allowance	(100,053)	(100,119)
Net deferred tax assets	$80,898	$86,830

Gross reserves for uncertain tax benefits
At October 31, 2011, the gross reserves for uncertain tax positions excluding accrued interest and penalties were $9.4 million (October 31, 2010 ― $7.8 million) as noted in the following reconciliation.  The Company estimates that the total amounts of unrecognized tax benefits will decrease by $2.1 million during the year ended October 31, 2012.

	2011	2010
Gross unrecognized tax benefits, beginning of year, November 1	$7,842	$45,539
Additions for tax positions from prior years	218	-
Reductions for tax positions from prior years	(1,177)	(36,003)
Additions for tax positions related to the current year	2,346	663
Reduction for tax positions related to discontinued operations	-	(4,124)
Currency translation adjustment	148	1,767
Gross unrecognized tax benefits, end of year, October 31	$9,377	$7,842

Supplementary Cash Flow Information (Tables)	12 Months Ended
Oct. 31, 2011
Supplementary Cash Flow Information [Abstract]
Items Not Affecting Cash Flows
Items not affecting cash flows comprise the following:

Years ended October 31	2011	2010	2009
Depreciation and amortization	$22,375	$28,514	$22,680
Stock option compensation	1,229	2,768	2,736
Deferred income taxes	3,666	8,493	1,645
Equity loss, including cash distribution of $951 (2010 ― $3,034; 2009 ― $nil)	1,079	3,684	49
Change in fair value of embedded derivatives	(2,649)	(13,050)	(7,922)
Write-down of investments and other long-term assets	-	1,632	938
Loss on sale of investments	-	1,054	-
Foreign currency transactional loss	1,623	26,341	2,501
Other including foreign currency translation adjustments	(260)	13,208	4,853
	$27,063	$72,644	$27,480

Changes in Operating Assets and Liabilities
Changes in operating assets and liabilities comprise the following:

Years ended October 31	2011	2010	2009
Accounts receivable	$1,159	$1,726	$39,264
Inventories	(4,012)	(3,697)	(2,972)
Other current assets and long term assets	5,206	(3,569)	59,962
Accounts payable and accrued liabilities	(26,178)	(2,864)	(24,672)
Income taxes	2,951	(37,216)	(2,082)
Deferred income and other long-term obligations	(12,582)	(3,134)	5,526
	$(33,456)	$(48,754)	$75,026

Stock-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2011
Stock-Based Compensation [Abstract]
Stock Options Activity
Canadian Dollar Options
	Number (000s)	Weighted Average Exercise Price (C$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (C$ thousands)
Outstanding as of October 31, 2009	3,482	$19.95	3.5	$-
Granted	1,174	9.66
Exercised	-	-
Cancelled or forfeited	(996)	20.63
Expired	(129)	14.49
Outstanding as of October 31, 2010	3,531	$16.53	3.9	$2,067
Granted	809	10.32
Exercised	-	-
Cancelled or forfeited	(1,801)	19.80
Expired	(116)	21.74
Outstanding as of October 31, 2011	2,423	$11.78	5.3	$-
Vested and expected to vest as at October 31, 2010(a)	3,386	$16.82	4.1	$1,813
Vested and expected to vest as at October 31, 2011(a)	2,182	$11.98	5.2	$-
Exercisable as at October 31, 2010	2,356	$19.95	2.5	$-
Exercisable as at October 31, 2011	440	$20.11	1.9	$-
(a)   The expected to vest amount represents the unvested options as at October 31, 2011 and 2010, respectively, less estimated forfeitures.

United States Dollar Options
	Number (000s)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (US$ thousands)
Outstanding as of October 31, 2009	1,155	$15.49	5.7	$-
Granted	-	-
Exercised or released	(43)	6.14
Cancelled or forfeited	(310)	15.77
Outstanding as of October 31, 2010	802	$15.88	4.6	$15
Granted	-	-
Exercised or released	-	-
Cancelled or forfeited	(645)	15.91
Outstanding as of October 31, 2011	157	$15.72	3.6	$8
Vested and expected to vest as at October 31, 2010	802	$15.88	2.6	$15
Vested and expected to vest as at October 31, 2011	157	$15.72	3.6	$8
Exercisable as at October 31, 2010	802	$15.88	4.6	$15
Exercisable as at October 31, 2011	157	$15.72	3.6	$8

Options outstanding
Canadian dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (C$)	Number (000s)	Weighted Average Exercise Price (C$)
$09.65 - $10.19	5.71	1,181	$9.66	-	$-
$10.20 - $18.81	6.30	876	10.98	74	17.95
$18.82 - $20.10	1.14	180	19.50	180	19.50
$20.11 - $21.74	1.74	75	21.26	75	21.26
$21.75 - $22.50	2.59	111	21.77	111	21.77
	5.32	2,423	$11.78	440	$20.11

United States dollar options outstanding as of October 31, 2011 comprise the following:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (US$)	Weighted Average Remaining Contractual Life (Years)	Number (000s)	Weighted Average Exercise Price (US$)	Number (000s)	Weighted Average Exercise Price (US$)
$6.13 - $6.15	4.13	3	$6.15	3	$6.15
$14.35 - $17.74	3.54	154	15.91	154	15.91
	3.55	157	$15.72	157	$15.72

Assumptions used to estimate the fair value of options granted
The Company utilizes the Black-Scholes option valuation model to estimate the fair value of the options granted based on the following assumptions:

	2011	2010	2009
Risk-free interest rate	1.94%	2.1%	1.7%
Expected dividend yield	3.75%	0.0%	0.0%
Expected volatility	0.304	0.365	0.311
Expected time until exercise (years)	3.64	3.64	4.20

Summary of intrinsic value of options exercised and the fair value of shares vested
The following table summarizes the intrinsic value of options exercised and the fair values of shares vested:

		2011		2010		2009
Aggregate intrinsic value of options exercised	C$	-	C$	-	C$	-
	US$	-	US$	62	US$	-
Aggregate grant-date fair value of shares vested	C$	-	C$	5,920	C$	3,657
	US$	-	US$	4,518	US$	1,566

Liability and expense related to MTIP Plans
The table below shows the liability and expense related to the MTIP plans of the Company. There has not been MTIP since fiscal year 2009.

Liability(a)	As of October 31
	2011	2010
2006 Plan	$508	$930
2007 Plan	-	-
2008 Plan	-	-
2009 Plan	-	-
Total	$508	$930

(Income) Expense(b)	Years ended October 31
	2011	2010	2009
2006 Plan	$(197)	$(28)	$-
2007 Plan	-	-	-
2008 Plan	-	3,988	(2,256)
2009 Plan	-	6,101	-
Total	$(197)	$10,061	$(2,256)
(a) The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 11).

(b) The MTIP (income) expense for the year ended October 31, 2011 is $(0.2) million (2010 ― $10.1 million; 2009 - $(2.3) million), of which $(0.2) million (2010 ― $nil; 2009 -$(1.1) million) is included in selling, general and administration expenses and $nil (2010 ― $5.6 million; 2009 - $nil) is included in restructuring charges (Note 18) in “Income (loss) from continuing operations”, and $nil (2010 ― $4.5 million; 2009 - $(1.2) million) is included in “Loss from discontinued operations, net of income taxes”.

Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2011
Employee Benefits [Abstract]
Components of Net Periodic Benefit Cost
The components of net periodic pension (income) cost for these plans for fiscal 2011, 2010 and 2009 are as follows:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Components of net periodic pension cost
Service cost	$2,719	$1,980	$1,352	$-	$97	$196
Interest cost	11,994	12,045	10,291	610	689	734
Expected return on plan assets	(16,044)	(15,579)	(13,215)	(706)	(687)	(676)
Recognized actuarial (gain) loss	-	-	(961)	258	344	198
Net periodic pension (income) cost (a)	$(1,331)	$(1,554)	$(2,533)	$162	$443	$452

The components of net periodic cost for these plans are as follows:

Years ended October 31	2011	2010	2009
Components of net periodic cost
Current service cost	$191	$276	$162
Interest cost	768	790	734
Recognized actuarial (gain) loss	(229)	348	(416)
Recognized past service cost	(50)	(48)	(42)
Curtailment gain recognized	-	(486)	-
Net periodic cost	$680	$880	$438

Weighted Average Assumptions used in determining Net Periodic Benefit Cost and Projected Benefit Obligation
The following weighted average assumptions are used in the determination of the net periodic benefit (income) cost and the projected benefit obligation:

	Domestic Plan			International Plan
Years ended October 31	2011	2010	2009	2011	2010	2009
Projected benefit obligation
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%
Benefit cost
Discount rate	5.40%	6.50%	7.25%	5.24%	5.75%	7.50%
Expected return on plan assets	6.50%	6.90%	6.75%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.75%	3.75%	n/a	4.50%	4.50%

The weighted average assumptions used to determine the net periodic pension cost and projected benefit obligation for these plans are as follows:

Years ended October 31	2011	2010	2009
Projected benefit obligation
Discount rate	5.11%	5.13%	6.09%
Rate of compensation increase	3.91%	3.96%	4.12%
Initial health care cost trend rate	9.06%	9.10%	9.12%
Ultimate health care cost trend rate	4.50%	4.50%	4.85%
Years until ultimate trend rate is reached	10	11	13
Benefit cost
Discount rate	5.16%	6.08%	7.15%
Rate of compensation increase	3.86%	4.05%	4.12%

Funded Status of Plans
The changes in the projected benefit obligation, fair value of plan assets, and the funded status of the plans are as follows:

	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$215,167	$178,296	$11,720	$13,021
Service cost - pension	3,910	3,135	-	966
Interest cost	11,994	12,045	610	689
Benefits paid	(8,224)	(7,661)	(649)	(819)
Actuarial loss	1,621	18,124	1,248	689
Curtailment gain(a)	-	-	-	(1,957)
Foreign currency exchange rate changes	4,981	11,228	-	(869)
Projected benefit obligation, end of year	229,449	215,167	12,929	11,720
Change in fair value of plan assets
Fair value of plan assets, beginning of year	224,111	191,867	8,826	8,184
Actual return on plan assets	10,252	20,594	703	1,355
Benefits paid	(8,224)	(7,661)	(649)	(819)
Employer contributions	6,681	6,222	118	106
Employee contributions	1,191	1,133	-	-
Foreign currency exchange rate changes	5,186	11,956	-	-
Fair value of plan assets, end of year	239,197	224,111	8,998	8,826

Funded status – over/(under) at end of year	$9,748	$8,944	$(3,931)	$(2,894)

The changes in the projected benefit obligation and the funded status of the plans are as follows:

As of October 31	2011	2010
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$15,251	$12,801
Service cost	191	276
Interest cost	768	790
Benefits paid	(856)	(924)
Actuarial (gain) loss	(1,398)	1,992
Curtailment gain	-	(487)
Foreign currency exchange rate changes	372	803
Projected benefit obligation – end of year	$14,328	$15,251

Funded status – under at end of year	$(14,328)	$(15,251)

Schedule of Amounts Recognized in Consolidated Statements of Financial Position
A reconciliation of the funded status to the net plan assets (liabilities) recognized in the consolidated statements of financial position is as follows:
	Domestic Plan		International Plan
As of October 31	2011	2010	2011	2010
Projected benefit obligation	$229,449	$215,167	$12,929	$11,720
Fair value of plan assets	239,197	224,111	8,998	8,826
Plan assets in excess of (less than) projected benefit obligation	9,748	8,944	(3,931)	(2,894)
Unrecognized net actuarial loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

Long-term pension plan assets	$9,748	$8,944	$-	$-
Non-current liabilities	-	-	(3,931)	(2,894)
Accumulative other comprehensive loss	30,212	22,635	5,268	4,275
Net amount recognized at year end	$39,960	$31,579	$1,337	$1,381

A reconciliation of the funded status to the net plan liabilities recognized in the consolidated statements of financial position is as follows:

As of October 31	2011	2010
Projected benefit obligation	$(14,328)	$15,251
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(14,328)	(15,251)
Unrecognized actuarial gains	(2,097)	(811)
Unrecognized past service costs	(282)	(324)
Net amount recognized at year end	$(16,707)	$(16,386)

Non-current liabilities	$(14,328)	$(15,251)
Accumulative other comprehensive income	(2,379)	(1,135)
Net amount recognized at year end	$(16,707)	$(16,386)

Amounts in accumulated other comprehensive income that have not yet been recognized as components of pension expense
The following table illustrates the amounts in accumulated other comprehensive income that have not yet been recognized as components of pension expense:

As of October 31	2011	2010
Net actuarial loss	$35,480	$26,910
Deferred income taxes	(8,847)	(6,992)
Accumulated other comprehensive loss - net of tax	$26,633	$19,918

Weighted average asset allocation of pension plans
The weighted average asset allocation of the Company's pension plans is as follows:

	Target	Domestic Plan		International Plan
Asset Category		2011	2010	2011	2010
Cash	0.0%	0.1%	0.1%	0.0%	0.6%
Fixed income	44.0%	48.2%	44.9%	100.0%	31.2%
Equities	56.0%	51.7%	55.0%	0.0%	68.2%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Basis for the fair valuation of plan assets
The following table provides a basis of fair value measurement for plan assets held by the Company's pension plans that are measured at fair value on a recurring basis. See also the discussion of fair value hierarchy in Note 17.

As of October 31, 2011	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$191	$-	$-	$191
Debt securities	-	115,269	-	115,269
Equity securities	-	132,735	-	132,735
Other	-	-	-	-
Total	$191	$248,004	$-	$248,195

Estimated future benefit payments
Expected future benefit payments are as follows:

Years ended October 31	Domestic Plan	International Plan
2012	$9,005	$485
2013	9,521	500
2014	10,075	541
2015	10,813	559
2016	11,412	590
2017 – 2021	65,709	3,840
	$116,535	$6,515

Based on the actuarial assumptions used to develop the Company's benefit obligations as of October 31, 2011, the following benefit payments are expected to be made to plan participants:

Years ended October 31
2012	$723
2013	697
2014	762
2015	827
2016	841
2017 ― 2021	5,018
Total	$8,868

Effect of One-Percentage Point change in assumed health care cost trend rates
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have had the following impact in fiscal 2011:

	1% Increase	1% Decrease
Change in net benefit cost	$85	$(69)
Change in projected benefit obligation	$1,180	$(976)

Segmented Information (Tables)	12 Months Ended
Oct. 31, 2011
Segmented Information [Abstract]
Segment information
The information presented below is for continuing operations.
	Year ended October 31, 2011
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$61,832	$108,662	$103,533	$-	$274,027
Direct cost of revenues	25,619	47,308	53,149	-	126,076
Selling, general and administration(a)	15,785	15,007	14,337	7,806	52,935
Other expense (income), net (b)	5,519	207	(38)	4,552	10,240
Segment earnings (loss)	$14,909	$46,140	$36,085	$(12,358)	$84,776
Depreciation and amortization	8,530	6,719	7,088	38	22,375
Restructuring charges, net					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investment					(1,691)
Change in fair value of embedded derivatives					(2,649)
Operating income from continuing operations					$52,977
(a)	excludes AECL arbitration and legal costs of $12.2 million
(b)	excludes gain on sale of investment of $1.7 million

	Year ended October 31, 2010
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$60,818	$103,556	$57,594	$-	$221,968
Direct cost of revenues	30,017	41,642	33,018	-	104,677
Selling, general and administration(a)	13,260	14,447	15,134	48,238	91,079
Other expense, net(b)	4,487	13	-	17,871	22,371
Segment earnings (loss)	$13,054	$47,454	$9,442	$(66,109)	$3,841
Depreciation and amortization	6,693	5,156	4,698	11,967	28,514
Restructuring charges, net					62,531
AECL arbitration and legal costs					9,207
Loss on sale of investments					1,054
Impairment of long-lived assets					1,632
Change in fair value of embedded derivatives					(13,050)
Operating loss from continuing operations					$(86,047)
(a)	excludes AECL arbitration and legal costs of $9.2 million
(b)	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million

	Year ended October 31, 2009
	Targeted Therapies	Sterilization Technologies	Medical Isotopes	Corporate and Other	Total
Revenues	$39,372	$78,322	$94,003	$-	$211,697
Direct cost of revenues	19,785	33,037	43,213	-	96,035
Selling, general and administration(a)	9,770	11,997	13,361	38,168	73,296
Other expense, net(b)	4,262	515	733	2,709	8,219
Segment earnings (loss)	$5,555	$32,773	$36,696	$(40,877)	$34,147
Depreciation and amortization	4,960	4,255	3,862	9,603	22,680
Restructuring charges, net					9,306
AECL arbitration and legal costs					1,944
Impairment of long-lived assets					938
Change in fair value of embedded derivatives					(7,922)
Operating earnings from continuing operations					$7,201
(a)	excludes AECL arbitration and legal costs of $1.9 million
(b)	excludes impairment of long-lived assets of $0.9 million

Revenues by Geographic Location
Revenues by geographic location are summarized below:

Years ended October 31		Canada	US	Europe	Other	Total
	2011	$6,360	$178,213	$26,565	$62,889	$274,027
	2010	$6,775	$136,834	$20,831	$57,528	$221,968
	2009	$6,721	$127,351	$15,301	$62,324	$211,697

Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies [Abstract]
Non-cancelable operating leases five year minimum annual payments
As of October 31, 2011, the Company is obligated under non-cancelable operating leases, primarily for its premises and equipment leases and other long-term contractual commitments to make minimum annual payments of approximately:

Years ended October 31	Operating Leases	Other Contractual Commitments
2012	$3,563	$42,361
2013	3,062	52,205
2014	2,058	74,341
2015	1,917	61,104
2016	1,935	71,703
Thereafter	5,335	233,597
	$17,870	$535,311

Asset Retirement Obligation (Tables)	12 Months Ended
Oct. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of asset retirement obligations
A reconciliation of the ARO for the years ended October 31, 2011 and 2010 is as follows:

As of October 31	2011	2010
Asset retirement obligation – beginning of year	$10,598	$4,474
Liability incurred	-	-
Liability settled	-	-
Incremental ARO	-	5,457
Accretion expense	843	396
Foreign exchange and other	250	271
Asset retirement obligation – end of year	$11,691	$10,598

Nature of Operations (Details)	12 Months Ended
Oct. 31, 2011
Nature of Operations [Abstract]
Number of business segments	3

Summary of Significant Accounting Policies (Details)	12 Months Ended
Oct. 31, 2011
Income taxes [Abstract]
Threshold of a tax position will be sustained upon examination, minimum (in hundredths)	50.00%
Derivative financial instruments [Abstract]
Planning cycle of anticipated cash inflows to be hedged (in months)	12M
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	25
Useful lives of property, plant and equipment, maximum	40
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	20
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	10
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	7

Divestitures and Discontinued Operations (Details)	12 Months Ended						3 Months Ended	12 Months Ended					12 Months Ended
	Oct. 31, 2011 USD ($)		Oct. 31, 2010 USD ($)		Oct. 31, 2009 USD ($)	Oct. 31, 2011 Life Technologies Corporations Arbitration [Member] USD ($)	Apr. 30, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2010 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2009 Disposed of, MDS Nordian S.A. [Member] USD ($)	Mar. 31, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Mar. 31, 2011 Disposed of, MDS Nordian S.A. [Member] EUR (€)	Oct. 31, 2011 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2010 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2009 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2011 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2010 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2009 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2011 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2010 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2009 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)
Loss on sale of MDS Nordion S.A. [Abstract]
Proceeds							nominal
Capital infusion in cash							$ (18,478,000)					€ 13,000,000
Working capital and inventory adjustments							(2,753,000)
Net negative proceeds							(21,231,000)
Net liabilities disposed of							3,212,000				3,212,000
Release of unrealized translation gain in accumulated other comprehensive income							4,629,000
Release of unrealized actuarial loss of defined benefit pension in accumulated other comprehensive income	(26,633,000)		(19,918,000)				(1,616,000)
Transaction costs and other accruals							(649,000)
Loss on sale of MDS Nordion S.A.							(15,655,000)
Assets and liabilities disposed of and/or remaining in discontinued operations [Abstract]
Accounts receivable	869,000	[1]	6,053,000	[2]							4,451,000
Inventories	0	[1]	2,488,000	[2]							3,386,000
Property, plant and equipment, net	0	[1]	2,800,000	[2]							1,472,000
Other assets	67,000	[1]	380,000	[2]							255,000
Assets of discontinued operations	936,000	[1]	11,721,000	[2]
Accounts payable and accrued liabilities	2,967,000	[1]	17,709,000	[2]
Long-term debt	0	[1]	2,318,000	[2]
Deferred tax liabilities	5,000	[1]	166,000	[2]
Other liabilities	1,107,000	[1]	3,859,000	[2]
Liabilities of discontinued operations	4,079,000	[1]	24,052,000	[2]
Accounts payable and accrued liabilities	4,079,000		24,052,000								(7,677,000)
Other liabilities											(5,099,000)
Net liabilities							(3,212,000)				(3,212,000)
Operating results of discontinued operations [Abstract]
Revenues								7,914,000	18,384,000	19,566,000			0		67,311,000		441,811,000		0		80,201,000		359,165,000		0		147,512,000		800,976,000
Costs and other expenses								12,497,000	31,852,000	28,383,000			995,000		114,624,000		457,015,000		9,660,000		81,140,000		379,654,000		10,655,000		195,764,000		836,669,000
Impairment of long-lived assets								0	7,286,000	0
Operating loss								(4,583,000)	(20,754,000)	(8,817,000)			(995,000)		(61,013,000)		(70,793,000)		(9,660,000)		(939,000)		(20,489,000)		(10,655,000)		(61,952,000)		(91,282,000)
Loss on the sale of discontinued operations						(6,800,000)		(15,655,000)	0	0
Other, net								(74,000)	(139,000)	(21,000)
Income tax (expense) recovery						2,700,000		729,000	1,361,000	1,377,000			(2,302,000)		15,616,000		3,741,000		5,900,000		(17,136,000)		(7,954,000)		3,598,000		(1,520,000)		(4,213,000)
Loss from discontinued operations, net of income taxes								(19,583,000)	(19,532,000)	(7,461,000)			(3,309,000)		(104,900,000)		(116,171,000)		(3,763,000)		(23,762,000)		(7,420,000)		(7,072,000)		(128,662,000)		(123,591,000)
Impairment of long-lived assets													0		13,700,000		25,699,000		0		0		0		0		13,700,000		25,699,000
Impairment of goodwill													0		0		29,890,000		0		0		0		0		0		29,890,000
(Loss) gain on the sale of discontinued operations													0		(59,287,000)		(45,531,000)		0		5,975,000		0		0		(53,312,000)		(45,531,000)
Equity (loss) gain	1,079,000		3,684,000		49,000								0	[3]	0	[3]	(244,000)	[3]	0	[3]	14,867,000	[3]	32,739,000	[3]	0	[3]	14,867,000	[3]	32,495,000	[3]
Other, net													(12,000)	[4]	(216,000)	[4]	(3,344,000)	[4]	(3,000)	[4]	(26,529,000)	[4]	(11,716,000)	[4]	(15,000)	[4]	(26,745,000)	[4]	(15,060,000)	[4]
Make-whole payment included in interest expense related to sale of MDS Analytical Technologies																					23,300,000
Number of joint ventures																			2
Arbitration with Life Technologies Corporations [Abstract]
Settlement accrual						9,500,000
Loss from discontinued operations						6,800,000		15,655,000	0	0
Income tax (expense) recovery						$ 2,700,000		$ 729,000	$ 1,361,000	$ 1,377,000			$ (2,302,000)		$ 15,616,000		$ 3,741,000		$ 5,900,000		$ (17,136,000)		$ (7,954,000)		$ 3,598,000		$ (1,520,000)		$ (4,213,000)

[1]	Represents the assets and liabilities remaining after the sale of MDS Nordion S.A. and MDS Pharma Services Early Stage (Early Stage).
[2]	Represents the assets and liabilities of MDS Nordion S.A. and remaining assets and liabilities after the sale of Early Stage.
[3]	MDS Analytical Technologies included two joint ventures, AB/MDS and PKI/Sciex. Under the terms of these joint venture arrangements, the Company provided manufacturing, research and development and administrative support for the joint venture partnerships on an outsourced service provider basis. All costs, including selling, general and administration expenses, incurred by the Company for direct materials, labor, travel, consulting, and other related expenses, were billed to the joint ventures at cost and recorded as revenue. The Company did not recognize any profits from the sales to the joint ventures as the amounts were billed without any markups. The joint ventures realized net income when products and services were sold to a third-party customer. The Company recorded its share of realized profits from the joint ventures as equity earnings, which is included in "Loss from discontinued operations, net of income taxes".
[4]	All of the interest on the senior unsecured notes was allocated to discontinued operations as the Company repaid its senior unsecured notes following the completion of the sale of MDS Analytical Technologies in the first quarter of fiscal 2010. As part of the redemption of the senior unsecured notes, the Company made a make-whole payment of $23.3 million, which was included in interest expense in fiscal 2010.

Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011		Oct. 31, 2010
Accounts Receivable [Abstract]
Trade accounts receivable	$ 37,203		$ 33,615
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,966	[1]	6,939	[1]
Accounts receivable, gross	39,169		40,554
Allowance for doubtful accounts	(170)		(83)
Accounts receivable	38,999		40,471
Sale of Central Labs Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	0		3,100
Sale of Early Stage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 0		$ 1,900

[1]	As of October 31, 2011, other receivables include a $nil (October 31, 2010 - $3.1 million) receivable related to the sale of Central Labs and $nil (October 31, 2010 - $1.9 million) for the TSA and other sale related transactions associated with the sale of Early Stage.

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Inventories [Abstract]
Raw materials and supplies	$ 31,611	$ 26,211
Work-in-process	354	1,141
Finished goods	267	1,002
Inventory, gross	32,232	28,354
Allowance for excess and obsolete inventory	(1,637)	(1,771)
Inventories	$ 30,595	$ 26,583

Property, Plant, and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 299,859	$ 308,626
Accumulated Depreciation	202,169	198,352
Property, plant and equipment, net	97,690	110,274
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	2,834	2,769
Accumulated Depreciation	0	0
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	82,800	80,928
Accumulated Depreciation	43,060	40,466
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	80,627	82,303
Accumulated Depreciation	56,923	60,625
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	1,608	2,358
Accumulated Depreciation	1,566	2,124
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Cost	77,869	81,780
Accumulated Depreciation	73,112	69,548
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	10,752	13,543
Accumulated Depreciation	1,046	3,527
Facility modifications [Member]
Property, Plant and Equipment [Line Items]
Cost	36,418	34,991
Accumulated Depreciation	26,462	22,062
Construction in-progress [Member]
Property, Plant and Equipment [Line Items]
Cost	6,951	9,954
Accumulated Depreciation	$ 0	$ 0

Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Other Current Assets [Abstract]
Embedded and other derivative assets included in other current assets	$ 11.8	$ 10.5
Prepaid and other expenses included in other current assets	$ 2	$ 1.8

Long Term Investments (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 1,473,000		$ 4,051,000
Equity loss	1,079,000		3,684,000		49,000
Cash dividends	951,000		3,034,000		0
Celerion, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,473,000	[1]	1,464,000	[1]
Percentage ownership interest (in hundredths)	15.00%
Conversion factor of preferred stock convertible into common stock	1:1
Fair value of investment	1,500,000
Total fair value of investment and note	22,200,000
Lumira Capital Corp. [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	0	[2]	1,030,000	[2]
Equity loss	(100,000)		(700,000)		(49,000)
Cash dividends	1,300,000
Dividend income	400,000
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long-term investments	0	[3]	1,557,000	[3]
Cash proceeds from disposition of available-for-sale long-term investments	$ 1,700,000

[1]	On March 5, 2010, as part of the consideration for the sale of Early Stage, Nordion received approximately 15% of the total common stock of Celerion assuming the conversion of all the outstanding preferred stock and issuance and exercise of permitted stock options. The outstanding preferred stock of Celerion are voting, all owned by third parties, convertible into common stock on a 1:1 basis, subject to certain adjustments, and are subordinated to the Note (Note 9(c)). Nordion's ability to transfer its Celerion equity and the Note is subject to the consent of Celerion, which is controlled by third-party investors who collectively hold a majority of the outstanding Celerion equity and have no restrictions on selling their interests. These third-party investors also have majority representation on the Board of Directors of Celerion. This investment in Celerion is recorded at cost and has a fair value of $1.5 million as of October 31, 2011. The fair value has been determined based on an estimate of the fair value of the business sold using proceeds on sale and a discounted future cash flow model using cost of equity of comparable companies adjusted for risk. Pursuant to applicable U.S. accounting rules, a business entity may be subject to consolidation if it is determined to be a variable interest entity (VIE) and if the reporting entity is the primary beneficiary. The Company has determined that Celerion is a VIE but Nordion is not the primary beneficiary and, therefore, consolidation is not required. The Company continues to assess any reconsideration events and monitor the status of its relationship with Celerion. The fair value of the Company's investment in Celerion and the Note (Note 9(c)) is currently estimated to be $22.2 million in aggregate. The Company's maximum exposure to loss is limited to the carrying value of the Note and its investment in Celerion.
[2]	Long-term investments include an investment in Lumira, an investment fund management company, which has long-term investments in development-stage enterprises that have not yet earned significant revenues from their intended business activities or established their commercial viability. Nordion does not have any significant involvement in the day-to-day operations of Lumira other than to obtain its share of earnings and losses. During fiscal 2011, the Company reported equity loss of $0.1 million (2010 - $0.7 million; 2009 - $nil) from the investment in Lumira. The Company's exposure to losses is limited to its investment of $nil (October 31, 2010 - $1.0 million). During the second quarter of fiscal 2011, the Company received $1.3 million in cash dividends from Lumira which reduced its investment to $nil with the remaining $0.4 million included in dividend income.
[3]	During the second quarter of fiscal 2011, the Company disposed of its available for sale investment in a marketable equity security for cash proceeds of $1.7 million.

Other Long Term Assets (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2011 Financial Instrument Pledged as Security [Member]	Oct. 31, 2010 Financial Instrument Pledged as Security [Member]	Oct. 31, 2011 Atomic Energy of Canada [Member]	Oct. 31, 2010 Atomic Energy of Canada [Member]	Oct. 31, 2006 Atomic Energy of Canada [Member]	Oct. 31, 2011 Celerion [Member]	Oct. 31, 2010 Celerion [Member]	Mar. 05, 2010 Celerion [Member]	Oct. 31, 2011 Insurance liabilities [Member]	Oct. 31, 2010 Insurance liabilities [Member]
Other Long Term Assets [Abstract]
Restricted cash	$ 5,847,000	[1]	$ 32,439,000	[1]									$ 5,800,000	$ 10,000,000
Financial instrument pledged as security on long-term debt	40,048,000	[2]	39,986,000	[2]
Long-term notes receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Pension assets (Note 23)	9,748,000		8,944,000
Goodwill (Note 10)	2,532,000		2,474,000
Other	2,349,000	[4]	0	[4]
Other long-term assets	81,245,000		111,029,000
Restricted cash [Abstract]
Restricted cash reserved	5,847,000	[1]	32,439,000	[1]									5,800,000	10,000,000
Cash proceeds released from escrow	5,000,000
Financial instrument pledged as security on long-term debt [Abstract]
Effective discount interest rate applied (in hundredths)					7.02%
Maturity date of long-term debt, latest or term (in years)	2015				15Y
Pledged financial instrument, initial payment date					2000-10-02
Carrying value of pledged financial instrument					44,100,000	43,900,000
Carrying value of pledged financial instrument, current					4,100,000	3,900,000
Fair value of financial instrument					51,700,000	52,400,000
Long-term notes receivable [Abstract]
Long-term note receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Note receivable, term (in years)							4Y			5Y
Imputed interest rate of long-term note receivable (in hundredths)							4.45%
Carrying value of long-term note receivable	20,721,000	[3]	27,186,000	[3]			12,000,000	24,000,000	38,000,000	20,700,000		25,000,000
Current portion of long-term notes receivable	16,061,000		16,976,000				12,000,000	13,000,000
Fair value of long-term note receivable							13,300,000	25,700,000		20,700,000	16,200,000
Note receivable interest rate (in hundredths)										4.00%
Number of months of note receivable related to TSA services (in months)										3M
TSA incremental increase to note receivable, maximum										1,800,000
Accreted interest on note receivable										7,900,000
Face value of note receivable										$ 28,600,000
Effective interest rate for secured cash flows (in hundredths)										8.00%
Effective interest rate for unsecured cash flows (in hundredths)										28.00%

[1]	As of October 31, 2011, restricted cash of $5.8 million (October 31, 2010 - $10.0 million) is related to funds for insurance liabilities. During the fourth quarter of fiscal 2011 $5.0 million of cash proceeds held in escrow related to the sale of MDS Pharma Services Phase II-IV was released to cash.
[2]	The financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt from the Government of Canada related to the construction of the MAPLE Facilities. The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2011 is $44.1 million (October 31, 2010 - $43.9 million), of which $4.1 million (October 31, 2010 - $3.9 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $51.7 million (October 31, 2010 - $52.4 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.
[3]	Atomic Energy of Canada Limited (AECL) - In fiscal 2006, as a result of a comprehensive mediation process that resulted in an exchange of assets between the Company and AECL related to the MAPLE Facilities, a long-term note receivable of $38.0 million after discounting, was received by the Company. This non-interest bearing note receivable is repayable monthly over four years commencing November 1, 2008. The long-term note receivable is net of an unamortized discount based on an imputed interest rate of 4.45%. The carrying value of the long-term note receivable as of October 31, 2011 is $12.0 million (October 31, 2010 - $24.0 million), of which the entire $12.0 million (October 31, 2010 - $13.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2011, the fair value is $13.3 million (October 31, 2010 - $25.7 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable. All scheduled monthly payments due have been received. Celerion - On March 5, 2010, as part of the consideration for the sale of Early Stage, the Company received the Note with a principal amount of $25.0 million issued by Celerion, which has a five-year term and bears interest at 4% per annum. Celerion can elect to add the interest to the principal amount of the Note. The Note is partially secured with a second-lien interest in certain real estate of Celerion. As part of the sale of Early Stage, the Company also signed a TSA that allowed Celerion to pay for the first three months of TSA services, to a maximum of $1.8 million, by increasing the principal amount of the Note. The carrying value of the Note, including interest and accretion as of October 31, 2011 is $20.7 million (October 31, 2010 - $16.2 million). The fair value of the Note as of October 31, 2011 is $20.7 million, which includes $7.9 million of accreted interest. The fair value has been determined based on discounted cash flows using market rates for secured debt and cost of equity of comparable companies adjusted for risk and any increase in principal amount related to the TSA and interest payments. The current face value of the Note including TSA services and interest is $28.6 million. The Note is being accreted up to its face value using an effective interest rate of 8% for secured cash flows and 28% for unsecured cash flows.
[4]	Includes the long-term portion of the TheraSphere® clinical trials' prepayment, the deferred charges relating to the credit facility and other long-term receivables and assets.

Goodwill (Details) (USD $)	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011 Medical Isotopes [Member]	Oct. 31, 2010 Medical Isotopes [Member]	Oct. 31, 2011 Sterilization Technologies [Member]	Oct. 31, 2010 Sterilization Technologies [Member]	Oct. 31, 2009 MDS Pharma Services [Member]
Goodwill [Line Items]
Fair value of goodwill	$ 2,532,000	$ 2,474,000	$ 900,000	$ 900,000	$ 1,600,000	$ 1,600,000
Remainder of goodwill written off							$ 36,900,000
Number of business segments allocated goodwill due to strategic repositioning		2

Accrued Liabilities (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Accrued Liabilities [Abstract]
Employee-related accruals (Note 22)	$ 6,716,000	[1]	$ 11,166,000	[1]
FDA provision	8,325,000	[2]	8,620,000	[2]
Captive insurance liability (Note 25)	4,492,000		6,402,000
Restructuring provision (Note 18)	4,004,000		7,356,000
AECL revenue share and waste disposal	3,004,000		6,677,000
Accrued transaction costs and closing adjustments for divestitures and discontinued operations	41,000		13,470,000
Other	26,332,000	[3]	24,366,000	[3]
Accrued liabilities	52,914,000		78,057,000
Annual incentive payout accruals	2,500,000		6,400,000
FDA payments to clients related to discontinued bioanalytical operations	$ 200,000		$ 9,900,000		$ 10,300,000
Number of legal claims served related to repeat study costs	2

[1]	Includes annual incentive payout accruals of $2.5 million (October 31, 2010 - $6.4 million).
[2]	The FDA provision was established in fiscal 2007 to address certain U.S. Food and Drug Administration (FDA) issues related to the Company's bioanalytical operations in its Montreal, Canada, facilities. Although the bioanalytical operations are part of MDS Pharma Services, Nordion has retained this potential liability following the sale of Early Stage (Note 3). The Company may, where appropriate, reimburse clients who have incurred or will incur third party audit costs or study re-run costs to complete the work required by the FDA and other regulators. Management regularly updates its analysis of this critical estimate based on all currently available information. Based on this analysis, the Company recorded a $9.9 million (2009 - $10.3 million; 2008 - $10.0 million) benefit from the revised estimate for future costs in "Loss from discontinued operations, net of income taxes" for the year ended October 31, 2010. As of October 31, 2010, management believes that the remaining provision of $8.6 million (October 31, 2009 - $18.5 million) is sufficient to cover any agreements reached with clients for study audits, study re-runs, and other related costs (Note 27). Included in this potential liability are amounts for two legal claims the Company has been served with related to repeat study costs.
[3]	Other includes derivative liabilities, royalties, tax reassessments and various miscellaneous payables.

Long Term Debt (Details)	12 Months Ended		12 Months Ended			12 Months Ended
	Oct. 31, 2011 USD ($)	Oct. 31, 2010 USD ($)	Oct. 31, 2011 Canadian Government Loan [Member] USD ($)	Oct. 31, 2011 Canadian Government Loan [Member] CAD	Oct. 31, 2010 Canadian Government Loan [Member] USD ($)	Oct. 31, 2011 Unsecured Senior Revolving Credit Facility [Member] USD ($)
Schedule of long-term debt [Abstract]
Total long-term debt	$ 44,330,000	$ 44,150,000
Current portion of long-term debt	(4,156,000)	(4,050,000)
Long-term debt	40,174,000	40,100,000
Canadian government loan [Abstract]
Carrying value of non-interest-bearing Canadian government loan			44,100,000		43,900,000
Effective discount interest rate applied (in hundredths)			7.02%	7.02%
Debt repayments per year			4,000,000	4,000,000
Remaining balance due			Apr 1, 2015	Apr 1, 2015
Fair value of government loan			52,100,000		53,100,000
Maturity date of long-term debt, earliest	2012
Maturity date of long-term debt, latest	2015					2014-06-06
Unsecured senior revolving credit facility [Abstract]
Maximum amount of committed credit facility						75,000,000
Term of credit facility (in years)						3Y
Outstanding letters of credit issued under this credit facility						19,700,000
Principal repayments of long-term debt [Abstract]
2012	4,156,000
2013	3,941,000
2014	3,816,000
2015	32,417,000
2016	0
Thereafter	0
Total long-term debt	$ 44,330,000	$ 44,150,000

Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010
Deferred Revenue Disclosure [Abstract]
Payment in advance of services rendered	$ 1,115		$ 4,872
Deferred credit related to government loan	3,467	[1]	5,348	[1]
Deposits for reimbursable costs	1,093	[2]	6,343	[2]
Other	0		410
Total deferred revenue	5,675		16,973
Less: current portion	(1,820)		(7,542)
Long-term portion of deferred revenue	3,855		9,431
Deferred credit term related to government loan (in years)	5Y
Realized deferred revenue upon contract cancellation	$ 3,300

[1]	The deferred credit is related to the Canadian government loan associated with the MAPLE Facilities, which is being amortized over the remaining five-year term of the debt using the sum of the years' digits method.
[2]	For the year ended October 31, 2011, $3.3 million of deferred revenue for facilities and equipment paid by a customer was released upon the contract cancellation.

Other Long Term Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2011	Oct. 31, 2010
Other Long-Term Liabilities [Abstract]
Post-retirement obligations (Note 23)	$ 18,259	$ 18,145
Asset retirement obligation (Note 27)	11,691	10,598
Captive insurance liability (Note 25)	2,616	3,860
Restructuring provision (Note 18)	3,617	4,153
Other	3,436	2,410
Other long-term liabilities	$ 39,619	$ 39,166

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Earnings Per Share [Abstract]
Weighted average number of Common shares outstanding - basic (in shares)	64,719	89,279	120,137
Impact of stock options assumed exercised (in shares)	90	1	0
Weighted average number of Common shares outstanding - diluted (in shares)	64,809	89,280	120,137
Basic and diluted income (loss) per share from continuing operations (in dollars per share)	$ 0.67	$ (0.94)	$ (0.03)
Basic and diluted loss per share from discontinued operations (in dollars per share)	$ (0.41)	$ (1.66)	$ (1.09)
Basic and diluted income (loss) per share (in dollars per share)	$ 0.26	$ (2.6)	$ (1.12)

Share Capital (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Summary of share capital [Roll Forward]
Balance (in shares)				67,238,253
Balance (in shares)	62,378,521			62,378,521	67,238,253
Repurchased and cancelled				$ (52,398)	$ (450,000)
Other				3	35	1,174
Other share capital disclosures [Abstract]
Total cost of common shares repurchased and cancelled				52,398	450,000	0
Quarterly Dividends [Abstract]
Amount of dividends paid				19,244	0	0
Common Stock [Member]
Summary of share capital [Roll Forward]
Balance (in shares)				67,238,000	120,137,000	120,137,000
Issued (in shares)				0	42,000	0
Repurchased and cancelled (in shares)				(4,860,000)	(52,941,000)	0
Other (in shares)				0	0	0
Balance (in shares)	62,378,000			62,378,000	67,238,000	120,137,000
Balance				273,859	488,808	488,908
Issued				0	327	0
Repurchased and cancelled				(19,775)	(215,304)	0
Other				(8)	28	(100)
Balance	254,076			254,076	273,859	488,808
Other share capital disclosures [Abstract]
Shares authorized to purchase for cancellation (in shares)	5,677,108			5,677,108
Total cost of common shares repurchased and cancelled				52,398
Quarterly Dividends [Abstract]
Quarterly dividends declared (in dollars per share)	$ 0.1	$ 0.1	$ 0.1
Date dividends were paid	Oct 1, 2011	Jul 5, 2011	Apr 1, 2011
Amount of dividends paid	$ 6,400	$ 6,400	$ 6,400
Date of record	Sep 23, 2011	Jul 17, 2011	Mar 17, 2011

Financial Instruments and Financial Risk (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	$ 2,649,000		$ 13,050,000		$ 7,922,000
Foreign currency contracts [Abstract]
Foreign currency forward contracts	100,000		0
Credit Risk [Abstract]
Allowance for uncollectible accounts	200,000		100,000
Asset-backed Commercial Paper [Member]
Unobservable input reconciliation [Roll Forward]
As of beginning of period			10,713,000
Net Realized/ Unrealized Gains (Losses) included in earnings			(299,000)
Net Realized/ Unrealized Gains (Losses) included in other			0
Purchases, Sales, Issuance and (Settlements), net			(10,414,000)
Transfers in and/or out of Level 3			0
As of end of period			0
Derivative Assets [Member]
Unobservable input reconciliation [Roll Forward]
As of beginning of period	10,514,000		0
Net Realized/ Unrealized Gains (Losses) included in earnings	0		0
Net Realized/ Unrealized Gains (Losses) included in other	895,000		0
Purchases, Sales, Issuance and (Settlements), net	0		10,514,000
Transfers in and/or out of Level 3	0		0
As of end of period	11,409,000		10,514,000
Fair Value, Measurements, Recurring [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	100,000		7,600,000
Available for sale (Note 8 (c))			1,557,000
Derivative assets (Note 7)	11,855,000		10,520,000
Derivative liabilities (Note 11 (c))	575,000		1,955,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	100,000		7,600,000
Available for sale (Note 8 (c))			1,557,000
Derivative assets (Note 7)	0		0
Derivative liabilities (Note 11 (c))	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	0		0
Available for sale (Note 8 (c))			0
Derivative assets (Note 7)	446,000		6,000
Derivative liabilities (Note 11 (c))	575,000		1,955,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities measured at fair value [Abstract]
Cash equivalents	0		0
Available for sale (Note 8 (c))			0
Derivative assets (Note 7)	11,409,000		10,514,000
Derivative liabilities (Note 11 (c))	0		0
Embedded Derivatives [Member]
Assets [Abstract]
Derivative assets, Fair value	11,584,000	[1]	10,520,000	[1]
Liabilities [Abstract]
Derivative liabilities, Fair value	370,000	[1]	1,955,000	[1]
Total notional amounts of supply contracts	300,000,000		700,000,000
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	(2,649,000)	[2]	(13,050,000)	[2]	(7,922,000)	[2]
Embedded Derivatives [Member] | Discontinued Operations [Member]
Summary of the activities of derivative instruments [Abstract]
Unrealized (gain) loss on embedded derivatives	0		500,000		(1,100,000)
Foreign Currency Forward Contract [Member] | Under Cash Flow Hedges [Member]
Assets [Abstract]
Derivative assets, Fair value	88,000	[3]	0	[3]
Liabilities [Abstract]
Derivative liabilities, Fair value	57,000	[3]	0	[3]
Total notional amounts of supply contracts	36,500,000		0
Summary of the activities of derivative instruments [Abstract]
Realized (gain) loss on foreign currency forward contracts	219,000		0		0
Unrealized (gain) loss on foreign currency forward contracts	(55,000)		0		0
Unrealized (gain) loss recorded in OCI relating to net investment hedges	0	[4]	(2,400,000)	[4]	(23,645,000)	[4]
Foreign Currency Forward Contract [Member] | Not Under Cash Flow Hedges [Member]
Assets [Abstract]
Derivative assets, Fair value	183,000	[5]	0	[5]
Liabilities [Abstract]
Derivative liabilities, Fair value	148,000	[5]	0	[5]
Total notional amounts of supply contracts	13,000,000		0
Summary of the activities of derivative instruments [Abstract]
Realized (gain) loss on foreign currency forward contracts	(327,000)		0		0
Unrealized (gain) loss on foreign currency forward contracts	10,000		0		0
Net Investment Hedge [Member]
Summary of the activities of derivative instruments [Abstract]
Reclassification of realized gain recorded in OCI relating to net investment hedge	$ 0		$ (146,638,000)		$ 0

[1]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately over $300 million and $700 million, respectively.
[2]	Excludes unrealized loss (gain) for embedded derivatives related to the discontinued operations of $nil (2010 - $0.5 million; 2009 - $(1.1) million) for the year ended October 31, 2011.
[3]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately over $36.5 million and $nil, respectively.
[4]	No ineffectiveness was recorded in income for the years ended October 31, 2011, 2010 and 2009 relating to the net investment hedge.
[5]	As of October 31, 2011 and October 31, 2010, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately over $13.0 million and $nil, respectively.

Restructuring Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2011
Restructuring and Related Activities [Abstract]
Term of rental payments, maximum (in years)	3Y
Total restructuring provision, net	$ 7,621	$ 11,500		$ 7,621
Restructuring Cost and Reserve [Line Items]
Workforce reductions	1,217	42,161	9,306
Contract cancellation charges	375	7,175	0
Other	0	13,195	0
Restructuring charges	1,592	62,531	9,306
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense	11,500		73,429	73,429
Cash				(66,005)
Non-cash				197
Balance, Ended	7,621	11,500		7,621
Workforce Charges Due to Realignment of Current Resources [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	800
Workforce Charges Due to Extension of Key Employees [Member]
Restructuring Cost and Reserve [Line Items]
Workforce reductions	400
Employee Severance [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	2,653			2,653
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			52,684	52,684
Cash				(49,031)
Non-cash				(1,000)
Balance, Ended	2,653			2,653
Contract Termination [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	4,968			4,968
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			7,550	7,550
Cash				(3,793)
Non-cash				1,211
Balance, Ended	4,968			4,968
Restructuring Other [Member]
Restructuring and Related Activities [Abstract]
Total restructuring provision, net	0			0
Restructuring Cost and Reserve-Cumulative Activities [Rollforward]
Cumulative expense			13,195	13,195
Cash				(13,181)
Non-cash				(14)
Balance, Ended	$ 0			$ 0

Other Expenses, Net (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Other Expenses [Abstract]
Research and development	$ 5,629,000		$ 4,533,000		$ 4,035,000
Write-down of investments and other long-term assets	0		1,632,000		938,000
(Gain) loss on sale of investment	(1,691,000)		1,054,000		0
Foreign exchange loss	4,336,000	[1]	32,003,000	[1]	4,735,000	[1]
Other	275,000	[2]	(14,165,000)	[2]	(551,000)	[2]
Other expenses, net	8,549,000		25,057,000		9,157,000
Other TSA Revenue [Member]
Segment Reporting Information [Line Items]
TSA revenue	500,000		14,000,000		600,000
Discontinued Operations, MDS Analytical Technologies [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of MDS Analytical Technologies			$ 450,000,000

[1]	The foreign exchange loss for the year ended October 31, 2010 was primarily a result of the revaluation of the $450.0 million of proceeds from the sale of MDS Analytical Technologies (Note 3) that were held in a Canadian dollar functional currency entity in U.S. dollars to fund the substantial issuer bid. The offset to this non-cash revaluation loss is reflected as foreign currency translation gain in AOCI as part of shareholders' equity.
[2]	Included in other is TSA revenue of $0.5 million (2010- $14.0 million; 2009 - $0.6 million) for the year ended October 31, 2011, relating to the sales of MDS Pharma Services Phase II-IV, Central Labs and Early Stage.

Income Taxes (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Components of income before tax, domestic and foreign [Abstract]
Canadian	$ 57,453,000		$ (61,247,000)		$ 5,314,000
Foreign	3,171,000		(22,382,000)		6,529,000
Income (loss) from continuing operations before income taxes	60,624,000		(83,629,000)		11,843,000
Canadian income tax expense (recovery) [Abstract]
Current	12,851,000		(9,615,000)		2,485,000
Deferred	3,666,000		(6,998,000)		1,452,000
Foreign income tax expense [Abstract]
Current	605,000		1,308,000		11,903,000
Deferred	0		15,492,000		192,000
Income tax expense	17,122,000		187,000		16,032,000
Statutory tax rates (in hundredths)	27.00%		30.00%		32.00%
Reconciliation of statutory tax rates to effective tax rates [Abstract]
Expected income tax expense (recovery) at the 27% (2010 - 30%; 2009 - 32%) statutory rate	16,372,000		(25,050,000)		3,792,000
Increase (decrease) in taxes as a result of [Abstract]
Change in valuation allowance on deferred tax assets	(406,000)		19,599,000		10,335,000
Other investment write downs	(109,000)		0		0
Tax (benefit) liability arising on utilization of R&D tax credits	(438,000)		(11,000)		1,032,000
Net changes in reserves for uncertain tax positions	1,398,000	[1]	(10,217,000)	[1]	3,455,000	[1]
Foreign earnings taxed at rates different from the statutory rate	(1,166,000)		1,726,000		(1,252,000)
Stock-based compensation	471,000		269,000		1,277,000
Impact of income tax rate changes	0		1,065,000		0
Deferred tax rate differential	788,000		(562,000)		0
Non-deductible foreign exchange losses	0		6,950,000		0
Provision to previously filed tax returns	(671,000)		4,188,000		0
Impact of non-deductible expenses and other differences	883,000		2,230,000		(2,607,000)
Reported income tax expense	17,122,000		187,000		16,032,000
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	99,498,000		116,684,000
Tax basis in excess of book value	9,756,000		9,304,000
Investment tax credits	65,283,000		52,150,000
Provisions and reserves	(2,195,000)		1,981,000
Other comprehensive income	8,609,000		6,830,000
Deferred tax assets before valuation allowance	180,951,000		186,949,000
Valuation allowance	(100,053,000)		(100,119,000)
Net deferred tax assets	80,898,000		86,830,000
Tax losses carried forward [Abstract]
Tax assets related to gross tax loss carryovers from continuing operations	181,300,000		256,700,000		126,300,000
Expiration of gross tax loss carryovers, minimum	2012
Expiration of gross tax loss carryovers, maximum	2031
Tax contingencies [Abstract]
Gross reserves for uncertain tax positions excluding accrued interest and penalties	9,400,000		7,800,000
Total amounts of unrecognized tax benefits will decrease in the next fiscal year	2,100,000
Accrued interest and penalties related to uncertain tax positions	2,800,000		2,700,000
Gross unrecognized tax benefits [Roll Forward]
Gross unrecognized tax benefits, beginning of year, November 1	7,842,000		45,539,000
Additions for tax positions from prior years	218,000		0
Reductions for tax positions from prior years	(1,177,000)		(36,003,000)
Additions for tax positions related to the current year	2,346,000		663,000
Reduction for tax positions related to discontinued operations	0		(4,124,000)
Currency translation adjustment	148,000		1,767,000
Gross unrecognized tax benefits, end of year, October 31	9,377,000		7,842,000		45,539,000
Capital losses carried forward [Member]
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	41,100,000		41,200,000		2,700,000
Valuation allowance	41,100,000		41,200,000		2,700,000
Operating losses carryover [Member]
Components of deferred tax assets and liabilities [Abstract]
Tax benefit of losses carried forward	$ 58,400,000		$ 75,500,000		$ 40,400,000

[1]	Excludes net changes in reserves for uncertain tax positions related to discontinued operations.

Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Items not affecting cash flows [Abstract]
Depreciation and amortization	$ 22,375	$ 28,514	$ 22,680
Stock option compensation	1,229	2,768	2,736
Deferred income taxes	3,666	8,493	1,645
Equity loss, including cash distribution of $951 (2010 - $3,034; 2009 - $nil)	1,079	3,684	49
Change in fair value of embedded derivatives	(2,649)	(13,050)	(7,922)
Write-down of investments and other long-term assets	0	1,632	938
Loss on sale of investments	0	1,054	0
Foreign currency transactional loss	1,623	26,341	2,501
Other including foreign currency translation adjustments	(260)	13,208	4,853
Total items not affecting cash flows	27,063	72,644	27,480
Cash distribution from equity investments	951	3,034	0
Changes in operating assets and liabilities [Abstract]
Accounts receivable	1,159	1,726	39,264
Inventories	(4,012)	(3,697)	(2,972)
Other current assets and long term assets	5,206	(3,569)	59,962
Accounts payable and accrued liabilities	(26,178)	(2,864)	(24,672)
Income taxes	2,951	(37,216)	(2,082)
Deferred income and other long-term obligations	(12,582)	(3,134)	5,526
Total change in operating assets and liabilities	$ (33,456)	$ (48,754)	$ 75,026

Stock Base Compensation (Details)	12 Months Ended				12 Months Ended						12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2011 Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 9.65 - 10.19 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 10.20 - 18.81 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 18.82 - 20.10 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 20.11 - 21.74 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 21.75 - 22.50 [Member] CAD	Oct. 31, 2011 United States Dollar Options [Member] USD ($)	Oct. 31, 2011 United States Dollar Options [Member] 6.13 - 6.15 [Member] USD ($)	Oct. 31, 2011 United States Dollar Options [Member] 14.35 - 17.74 [Member] USD ($)	Oct. 31, 2011 Deferred share units (DSU) [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD		Oct. 31, 2010 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD		Oct. 31, 2009 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance under the stock option plan (in shares)														6,160,000
Stock-based compensation expense													$ 200,000	$ 1,200,000	$ 3,500,000	$ 4,000,000	$ 1,200,000	$ 200,000	$ 2,800,000	$ 0	$ 2,500,000	$ 0	$ 0	$ 800,000	$ 1,200,000									$ (197,000)	[1]	$ 10,061,000	[1]	$ (2,256,000)	[1]	$ (200,000)	[1]	$ 0	[1]	$ (1,100,000)	[1]	$ 0	[1]	$ 5,600,000	[1]	$ 0	[1]	$ 0	[1]	$ 4,500,000	[1]	$ (1,200,000)	[1]	$ (197,000)	[1]	$ (28,000)	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 3,988,000	[1]	$ (2,256,000)	[1]	$ 0	[1]	$ 6,101,000	[1]	$ 0	[1]
Term of stock options granted (in years)																										7Y
Number of granted options that become exercisable ratably over vesting period (in shares)																										764,300
Percentage of stock options vesting fully after minimum vesting period (in hundredths)																										100.00%
Number of granted options that vest fully after vesting period (in shares)																										44,400
Stock options vesting period, minimum (in years)													3Y													3Y
Liability																																		508,000	[2]	930,000	[2]																					508,000	[2]	930,000	[2]			0	[2]	0	[2]			0	[2]	0	[2]			0	[2]	0	[2]
Expense (Income)													200,000	1,200,000	3,500,000	4,000,000	1,200,000	200,000	2,800,000	0	2,500,000	0	0	800,000	1,200,000									(197,000)	[1]	10,061,000	[1]	(2,256,000)	[1]	(200,000)	[1]	0	[1]	(1,100,000)	[1]	0	[1]	5,600,000	[1]	0	[1]	0	[1]	4,500,000	[1]	(1,200,000)	[1]	(197,000)	[1]	(28,000)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	3,988,000	[1]	(2,256,000)	[1]	0	[1]	6,101,000	[1]	0	[1]
Stock options [Roll Forward]
Outstanding, beginning of period (in shares)																										3,531,000		3,482,000			802,000	1,155,000
Granted (in shares)																										808,700		1,174,000			0	0
Exercised (in shares)																										0		0			0	(43,000)
Cancelled or forfeited (in shares)																										(1,801,000)		(996,000)			(645,000)	(310,000)
Expired (in shares)																										(116,000)		(129,000)
Outstanding, end of period (in shares)																										2,423,000		3,531,000		3,482,000	157,000	802,000	1,155,000
Stock options, additional disclosures [Abstract]
Vested and expected to vest, at end of period (in shares)																										2,182,000	[3]	3,386,000	[3]		157,000	802,000
Exercisable, at end of period (in shares)																										440,000		2,356,000			157,000	802,000
Weighted average exercise price, outstanding, beginning of period (in dollars per share)																										16.53		19.95			$ 15.88	$ 15.49
Weighted average exercise price, granted (in dollars per share)																										10.32		9.66			$ 0	$ 0
Weighted average exercise price, exercised (in dollars per share)																										0		0			$ 0	$ 6.14
Weighted average exercise price, cancelled or forfeited (in dollars per share)																										19.8		20.63			$ 15.91	$ 15.77
Weighted average exercise price, expired (in dollars per share)																										21.74		14.49
Weighted average exercise price, outstanding, end of period (in dollars per share)																										11.78		16.53		19.95	$ 15.72	$ 15.88	$ 15.49
Weighted average exercise price, vested and expected to vest, end of period (in dollars per share)																										11.98	[3]	16.82	[3]		$ 15.72	$ 15.88
Weighted average exercise price, exercisable, end of period (in dollars per share)																										20.11		19.95			$ 15.72	$ 15.88
Weighted average remaining contractual life, outstanding, beginning of period (in years)																										3.9		3.5			4.6	5.7
Weighted average remaining contractual life, outstanding, end of period (in years)																										5.3		3.9		3.5	3.6	4.6	5.7
Weighted average remaining contractual life, vested and expected to vest, end of period (in years)																										5.2	[3]	4.1	[3]		3.6	2.6
Weighted average remaining contractual life, exercisable, end of period (in years)																										1.9		2.5			3.6	4.6
Aggregate intrinsic value, outstanding, beginning of period																										2,067,000		0			15,000	0
Aggregate intrinsic value, outstanding, end of period																										0		2,067,000		0	8,000	15,000	0
Aggregate intrinsic value, vested and expected to vest, end of period																										0	[3]	1,813,000	[3]		8,000	15,000
Aggregate intrinsic value, exercisable, end of period																										0		0			8,000	15,000
Weighted average fair values of options granted ( in dollars per share)																										1.83		2.91					$ 1.47
Aggregate intrinsic value of options exercised																										0		0		0	0	62,000	0
Aggregate grant-date fair value of shares vested																										0		5,920,000		3,657,000	0	4,518,000	1,566,000
Total remaining unrecognized compensation expense																										3,000,000					$ 0
Weighted average amortization period for unrecognized compensation expense (in months)																										25					0
Incentive plans [Abstract]
Grants in period (in shares)													85,447
Percentage of deferred share units vesting fully after minimum vesting period (in hundredths)													100.00%
Vesting period, minimum (in years)													3Y													3Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)					9.65	10.2	18.82	20.11	21.75		$ 6.13	$ 14.35
Exercise price range, upper range limit (in dollars per share)					10.19	18.81	20.1	21.74	22.5		$ 6.15	$ 17.74
Weighted Average Remaining Contractual Life, options outstanding (in years)				5.32	5.71	6.3	1.14	1.74	2.59	3.55	4.13	3.54
Options Outstanding (in shares)				2,423,000	1,181,000	876,000	180,000	75,000	111,000	157,000	3,000	154,000
Weighted average exercise price, options outstanding (in dollars per share)				11.78	9.66	10.98	19.5	21.26	21.77	$ 15.72	$ 6.15	$ 15.91
Options exercisable (in shares)				440,000	0	74,000	180,000	75,000	111,000	157,000	3,000	154,000
Weighted average exercise price, options exercisable (in dollars per share)				20.11	0	17.95	19.5	21.26	21.77	$ 15.72	$ 6.15	$ 15.91
Risk-free interest rate (in hundredths)	1.94%	2.10%	1.70%
Expected dividend yield (in hundredths)	3.75%	0.00%	0.00%
Expected volatility (in hundredths)	30.40%	36.50%	31.10%
Expected time until exercise (in years)	3.64	3.64	4.2

[1]	The MTIP expense (income) for the year ended October 31, 2010 is $10.1 million (2009 - $(2.3) million ; 2008 - $(8.0) million), of which $nil (2009 - $(1.1)million; 2008 - $(2.7)million) is included in selling, general and administration expenses and $5.6 million (2009 - $nil; 2008 - $nil) is included in restructuring charges (Note 19), respectively, in "Loss from continuing operations", and $4.5 million (2009 - $(1.2)million; 2008 - $(5.3)million) is included in costs and other expenses in "Loss from discontinued operations, net of income taxes" (Note3).
[2]	The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 12).
[3]	The expected to vest amount represents the unvested options as at October 31, 2010 and 2009, respectively, less estimated forfeitures.

Employee Benefits (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Estimated annual funding requirements for the next five fiscal years	$ 11,000,000
Estimated annual current service cost contributions for the next five fiscal years	3,000,000
Funded status of plan
Unrecognized net actuarial (gain) loss	(35,480,000)		(26,910,000)
Amounts recognized in balance sheet
Net actuarial gain	35,480,000		26,910,000
Deferred income taxes	(8,847,000)		(6,992,000)
Accumulated other comprehensive loss - net of tax	26,633,000		19,918,000
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.00%		0.00%
Fixed income (in hundredths)	44.00%		44.00%
Equities (in hundredths)	56.00%		56.00%
Total (in hundredths)	100.00%		100.00%
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on service and interest cost components			85,000
Effect of one percentage point decrease on service and interest cost components			(69,000)
Effect of one percentage point increase on accumulated benefit obligation			1,180,000
Effect of one percentage point decrease on accumulated benefit obligation			(976,000)
Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan basis of compensation	The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions.
US [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan basis of compensation	The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service.
Domestic Plan [Member]
Components of net periodic (income) cost [Abstract]
Service cost	2,719,000		1,980,000		1,352,000
Interest cost	11,994,000		12,045,000		10,291,000
Expected return on plan assets	(16,044,000)		(15,579,000)		(13,215,000)
Recognized actuarial (gain) loss	0		0		(961,000)
Net periodic cost (income)	(1,331,000)	[1]	(1,554,000)	[1]	(2,533,000)	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	5.40%		5.40%		6.50%
Expected return on plan assets (in hundredths)	6.00%		6.50%		6.90%
Rate of compensation increase (in hundredths)	3.50%		3.50%		3.75%
Benefit cost [Abstract]
Discount rate (in hundredths)	5.40%		6.50%		7.25%
Expected return on plan assets (in hundredths)	6.50%		6.90%		6.75%
Rate of compensation increase (in hundredths)	3.50%		3.75%		3.75%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	229,449,000		215,167,000		178,296,000
Service cost - pension	3,910,000		3,135,000
Interest cost	11,994,000		12,045,000
Benefits paid	(8,224,000)		(7,661,000)
Actuarial (gain) loss	1,621,000		18,124,000
Curtailment gain	0	[1]	0	[1]
Foreign currency exchange rate changes	4,981,000		11,228,000
Projected benefit obligation, end of year	229,449,000		215,167,000		178,296,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	224,111,000		191,867,000
Actual return on plan assets	10,252,000		20,594,000
Benefits paid	(8,224,000)		(7,661,000)
Employer contributions	6,681,000		6,222,000
Employee contributions	1,191,000		1,133,000
Foreign currency exchange rate changes	5,186,000		11,956,000
Fair value of plan assets, end of period	239,197,000		224,111,000		191,867,000
Funded status - over/(under) at end of period	9,748,000		8,944,000
Funded status of plan
Projected benefit obligation	229,449,000		215,167,000		178,296,000
Fair value of plan assets	239,197,000		224,111,000		191,867,000
Plan assets in excess of (less than) projected benefit obligation	9,748,000		8,944,000
Unrecognized net actuarial (gain) loss	30,212,000		22,635,000
Net amount recognized at period end	39,960,000		31,579,000
Amounts recognized in balance sheet
Long-term pension plan assets	9,748,000		8,944,000
Non-current liabilities	0		0
Accumulative other comprehensive loss	30,212,000		22,635,000
Net amount recognized at period end	39,960,000		31,579,000
Net actuarial gain	(30,212,000)		(22,635,000)
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.10%		0.10%
Fixed income (in hundredths)	48.20%		44.90%
Equities (in hundredths)	51.70%		55.00%
Total (in hundredths)	100.00%		100.00%
Fair value of plan assets	239,197,000		224,111,000		191,867,000
Estimated future benefit payments [Abstract]
2012	9,005,000
2013	9,521,000
2014	10,075,000
2015	10,813,000
2016	11,412,000
2017 - 2021	65,709,000
Total	116,535,000
International Plan [Member]
Components of net periodic (income) cost [Abstract]
Service cost	0		97,000		196,000
Interest cost	610,000		689,000		734,000
Expected return on plan assets	(706,000)		(687,000)		(676,000)
Recognized actuarial (gain) loss	258,000		344,000		198,000
Curtailment gain recognized					0
Net periodic cost (income)	162,000	[1]	443,000	[1]	452,000	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	4.50%		5.24%		5.75%
Expected return on plan assets (in hundredths)	8.00%		8.00%		8.00%
Rate of compensation increase (in hundredths)					4.50%
Benefit cost [Abstract]
Discount rate (in hundredths)	5.24%		5.75%		7.50%
Expected return on plan assets (in hundredths)	8.00%		8.00%		8.00%
Rate of compensation increase (in hundredths)			4.50%		4.50%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	12,929,000		11,720,000		13,021,000
Service cost - pension	0		966,000
Interest cost	610,000		689,000
Benefits paid	(649,000)		(819,000)
Actuarial (gain) loss	1,248,000		689,000
Curtailment gain	0	[1]	(1,957,000)	[1]
Foreign currency exchange rate changes	0		(869,000)
Projected benefit obligation, end of year	12,929,000		11,720,000		13,021,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	8,826,000		8,184,000
Actual return on plan assets	703,000		1,355,000
Benefits paid	(649,000)		(819,000)
Employer contributions	118,000		106,000
Employee contributions	0		0
Foreign currency exchange rate changes	0		0
Fair value of plan assets, end of period	8,998,000		8,826,000		8,184,000
Funded status - over/(under) at end of period	(3,931,000)		(2,894,000)
Funded status of plan
Projected benefit obligation	12,929,000		11,720,000		13,021,000
Fair value of plan assets	8,998,000		8,826,000		8,184,000
Plan assets in excess of (less than) projected benefit obligation	(3,931,000)		(2,894,000)
Unrecognized net actuarial (gain) loss	5,268,000		4,275,000
Net amount recognized at period end	1,337,000		1,381,000
Amounts recognized in balance sheet
Long-term pension plan assets	0		0
Non-current liabilities	(3,931,000)		(2,894,000)
Accumulative other comprehensive loss	5,268,000		4,275,000
Net amount recognized at period end	1,337,000		1,381,000
Net actuarial gain	(5,268,000)		(4,275,000)
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.00%		0.60%
Fixed income (in hundredths)	100.00%		31.20%
Equities (in hundredths)	0.00%		68.20%
Total (in hundredths)	100.00%		100.00%
Fair value of plan assets	8,998,000		8,826,000		8,184,000
Estimated future benefit payments [Abstract]
2012	485,000
2013	500,000
2014	541,000
2015	559,000
2016	590,000
2017 - 2021	3,840,000
Total	6,515,000
Other Benefit Plans [Member]
Components of net periodic (income) cost [Abstract]
Service cost	191,000		276,000		162,000
Interest cost	768,000		790,000		734,000
Recognized actuarial (gain) loss	(229,000)		348,000		(416,000)
Recognized past service cost	(50,000)		(48,000)		(42,000)
Curtailment gain recognized	0		(486,000)		0
Net periodic cost (income)	680,000	[1]	880,000	[1]	438,000	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	5.11%		5.13%		6.09%
Rate of compensation increase (in hundredths)	3.91%		3.96%		4.12%
Initial health care cost trend rate (in hundredths)	9.06%		9.10%		9.12%
Ultimate health care cost trend rate (in hundredths)	4.50%		4.50%		4.85%
Years until ultimate trend rate is reached (in years)	10Y		11Y		13Y
Benefit cost [Abstract]
Discount rate (in hundredths)	5.16%		6.08%		7.15%
Rate of compensation increase (in hundredths)	3.86%		4.05%		4.12%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	14,328,000		15,251,000		12,801,000
Service cost - pension	191,000		276,000
Interest cost	768,000		790,000
Benefits paid	(856,000)		(924,000)
Actuarial (gain) loss	(1,398,000)		1,992,000
Curtailment gain	0		(487,000)
Foreign currency exchange rate changes	372,000		803,000
Projected benefit obligation, end of year	14,328,000		15,251,000		12,801,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	0
Benefits paid	(856,000)		(924,000)
Fair value of plan assets, end of period	0		0
Funded status - over/(under) at end of period	(14,328,000)		(15,251,000)
Funded status of plan
Projected benefit obligation	14,328,000		15,251,000		12,801,000
Fair value of plan assets	0		0
Plan assets in excess of (less than) projected benefit obligation	(14,328,000)		(15,251,000)
Unrecognized past service costs	(282,000)		(324,000)
Unrecognized net actuarial (gain) loss	(2,097,000)		(811,000)
Net amount recognized at period end	(16,707,000)		(16,386,000)
Amounts recognized in balance sheet
Non-current liabilities	(14,328,000)		(15,251,000)
Accumulative other comprehensive loss	(2,379,000)		(1,135,000)
Net amount recognized at period end	(16,707,000)		(16,386,000)
Net actuarial gain	2,097,000		811,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0		0
Estimated future benefit payments [Abstract]
2012	723,000
2013	697,000
2014	762,000
2015	827,000
2016	841,000
2017 - 2021	5,018,000
Total	8,868,000
Unrecognized actuarial gains and past service costs, net of tax	2,400,000		1,100,000
Unrecognized actuarial gains and past service costs, tax	600,000		300,000
Estimated future contributions to pension plans	700,000
Contributions to defined contribution pension plans	1,200,000		3,500,000		7,600,000
Pension Plans, Defined Benefit [Member]
Estimated future benefit payments [Abstract]
Estimated future contributions to pension plans	2,600,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 2 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	248,004,000
Funded status of plan
Fair value of plan assets	248,004,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	248,004,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	115,269,000
Funded status of plan
Fair value of plan assets	115,269,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	115,269,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	132,735,000
Funded status of plan
Fair value of plan assets	132,735,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	132,735,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	248,195,000
Funded status of plan
Fair value of plan assets	248,195,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	248,195,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	115,269,000
Funded status of plan
Fair value of plan assets	115,269,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	115,269,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	132,735,000
Funded status of plan
Fair value of plan assets	132,735,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	132,735,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	$ 0

[1]	On March 5, 2010, the Company completed the sale of Early Stage (Note 3), which resulted in the termination of employees' services earlier than expected in the U.S. plan. A curtailment gain of $2.0 million is recorded for the year ended October 31, 2010, which is included in "Total comprehensive loss" in the consolidated statements of shareholders' equity and comprehensive loss and reduces the projected benefit obligation by $2.0 million as of October 31, 2010.

Segmented Information (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Segmented Information [Abstract]
Number of business segments	3
Segment Reporting Information [Line Items]
Revenues	$ 274,027,000		$ 221,968,000		$ 211,697,000
Property, plant and equipment	All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada.
Direct cost of revenues	126,076,000		104,677,000		96,035,000
Selling, general and administration	52,935,000	[1]	91,079,000	[2]	73,296,000	[3]
Other expense, net	10,240,000	[4]	22,371,000	[5]	8,219,000	[6]
Segment earnings (loss)	84,776,000		3,841,000		34,147,000
Depreciation and amortization	22,375,000		28,514,000		22,680,000
Restructuring charges	1,592,000		62,531,000		9,306,000
AECL arbitration and legal costs	12,172,000		9,207,000		1,944,000
(Gain) loss on sale of investments	(1,691,000)		1,054,000		0
Impairment of long-lived assets	0		1,632,000		938,000
Change in fair value of embedded derivatives	(2,649,000)		(13,050,000)		(7,922,000)
Operating income (loss) from continuing operations	52,977,000		(86,047,000)		7,201,000
Goodwill	2,532,000		2,474,000
Geographical information [Abstract]
Revenue	274,027,000		221,968,000		211,697,000
Significant customers [Abstract]
Revenue from major customer	60,800,000		20,600,000		38,400,000
Revenue from major customer (in hundredths)	22.00%		9.00%		17.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	6,360,000		6,775,000		6,721,000
Geographical information [Abstract]
Revenue	6,360,000		6,775,000		6,721,000
US [Member]
Segment Reporting Information [Line Items]
Revenues	178,213,000		136,834,000		127,351,000
Geographical information [Abstract]
Revenue	178,213,000		136,834,000		127,351,000
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	26,565,000		20,831,000		15,301,000
Geographical information [Abstract]
Revenue	26,565,000		20,831,000		15,301,000
Other [Member]
Segment Reporting Information [Line Items]
Revenues	62,889,000		57,528,000		62,324,000
Geographical information [Abstract]
Revenue	62,889,000		57,528,000		62,324,000
Medical Isotopes [Member]
Segment Reporting Information [Line Items]
Revenues	103,533,000		57,594,000		94,003,000
Direct cost of revenues	53,149,000		33,018,000		43,213,000
Selling, general and administration	14,337,000		15,134,000		13,361,000
Other expense, net	(38,000)		0		733,000
Segment earnings (loss)	36,085,000		9,442,000		36,696,000
Depreciation and amortization	7,088,000		4,698,000		3,862,000
Goodwill	900,000		900,000
Geographical information [Abstract]
Revenue	103,533,000		57,594,000		94,003,000
Targeted Therapies [Member]
Segment Reporting Information [Line Items]
Revenues	61,832,000		60,818,000		39,372,000
Direct cost of revenues	25,619,000		30,017,000		19,785,000
Selling, general and administration	15,785,000		13,260,000		9,770,000
Other expense, net	5,519,000		4,487,000		4,262,000
Segment earnings (loss)	14,909,000		13,054,000		5,555,000
Depreciation and amortization	8,530,000		6,693,000		4,960,000
Geographical information [Abstract]
Revenue	61,832,000		60,818,000		39,372,000
Sterilization Technologies [Member]
Segment Reporting Information [Line Items]
Revenues	108,662,000		103,556,000		78,322,000
Direct cost of revenues	47,308,000		41,642,000		33,037,000
Selling, general and administration	15,007,000		14,447,000		11,997,000
Other expense, net	207,000		13,000		515,000
Segment earnings (loss)	46,140,000		47,454,000		32,773,000
Depreciation and amortization	6,719,000		5,156,000		4,255,000
Goodwill	1,600,000		1,600,000
Geographical information [Abstract]
Revenue	108,662,000		103,556,000		78,322,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues	0		0		0
Direct cost of revenues	0		0		0
Selling, general and administration	7,806,000		48,238,000		38,168,000
Other expense, net	4,552,000		17,871,000		2,709,000
Segment earnings (loss)	(12,358,000)		(66,109,000)		(40,877,000)
Depreciation and amortization	38,000		11,967,000		9,603,000
Geographical information [Abstract]
Revenue	$ 0		$ 0		$ 0

[1]	excludes AECL arbitration and legal costs of $12.2 million
[2]	excludes AECL arbitration and legal costs of $9.2 million
[3]	excludes AECL arbitration and legal costs of $1.9 million
[4]	excludes gain on sale of investment of $1.7 million
[5]	excludes impairment of long-lived assets of $1.6 million and loss on sale of investment of $1.1 million
[6]	excludes impairment of long-lived assets of $0.9 million

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Operating leases, future minimum payments due, net of sublease revenue [Abstract]
Operating leases 2012	$ 3,563,000
Operating leases 2013	3,062,000
Operating leases 2014	2,058,000
Operating leases 2015	1,917,000
Operating leases 2016	1,935,000
Operating leases thereafter	5,335,000
Operating leases total	17,870,000
Other contractual commitments [Abstract]
Other contractual commitments 2012	42,361,000
Other contractual commitments 2013	52,205,000
Other contractual commitments 2014	74,341,000
Other contractual commitments 2015	61,104,000
Other contractual commitments 2016	71,703,000
Other contractual commitments thereafter	233,597,000
Other contractual commitments total	535,311,000
Net rental expense for premises and equipment leases	1,300,000	16,600,000	19,900,000
Contractual commitments [Abstract]
Term of long-term agreements, in years (minimum)		1Y
Term of long-term agreements, in years (maximum)		13Y
Amounts purchased under contractual commitments	45,900,000	47,300,000	56,300,000
Royalty expense	1,600,000	3,600,000	5,800,000
Captive insurance liability [Abstract]
Amount of self-insurance for costs incurred relating to a single liability claim in a year (maximum)		5,000,000
Amount of self-insurance for costs incurred in the aggregate related to liability claims in a year (maximum)		10,000,000
Accruals for estimated losses related to captive insurance	7,100,000	10,300,000
Isotopes Suppliers [Member]
Other contractual commitments [Abstract]
Other contractual commitments total	490,000,000
Outsourcing of Information Technology Infrastructure [Member]
Other contractual commitments [Abstract]
Other contractual commitments total	2,300,000	5,400,000
Early Stage lease obligation [Member]
Operating leases, future minimum payments due, net of sublease revenue [Abstract]
Operating leases total	$ 1,800,000
Retained liabilities related to Early Stage [Abstract]
Number of office locations	2

Litigation (Details)	12 Months Ended
	Oct. 31, 2008 Notice of Arbitration Served to AECL [Member] USD ($)	Oct. 31, 2008 Notice of Arbitration Served to AECL [Member] CAD	Oct. 31, 2009 Bioequivalence Studies - Complaint [Member] USD ($)	Oct. 31, 2009 Bioequivalence Studies - Statement of Claim [Member] USD ($)	Oct. 31, 2009 Bioequivalence Studies - Statement of Claim [Member] CAD
Loss Contingencies [Line Items]
Costs claimed for study and mitigation			$ 10,000,000	$ 5,000,000	5,000,000
Lost profits alleged			70,000,000	30,100,000	30,000,000
Damages sought in litigation	$ 1,600,000,000	1,600,000,000

Asset Retirement Obligation (Details) (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Asset retirement obligations [Roll Forward]
Asset retirement obligation - beginning of year	$ 10,598,000	$ 4,474,000
Liability incurred	0	0
Liability settled	0	0
Incremental ARO	0	5,457,000
Accretion expense	843,000	396,000
Foreign exchange and other	250,000	271,000
Asset retirement obligation - end of year	11,691,000	10,598,000
Future Site Remediation Cost Letters of Credit [Member]
Debt Instrument [Line Items]
Letter of credit pledged for future site remediation costs	$ 15,500,000	$ 15,100,000